JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.2%
Aerospace & Defense — 0.3%
ATI, Inc. 5.88%, 12/1/2027	6,088	6,098
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	446	455
6.25%, 3/15/2033 (a)	1,098	1,126
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	675
3.00%, 9/15/2050 (a)	1,494	987
Bombardier, Inc. (Canada) 8.75%, 11/15/2030 (a)	1,975	2,094
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	663
4.13%, 4/15/2029 (a)	1,633	1,582
Honeywell Aerospace, Inc.
4.30%, 3/16/2031 (a)	11,475	11,304
4.95%, 3/16/2036 (a)	4,920	4,867
5.73%, 3/16/2056 (a)	3,515	3,516
Howmet Aerospace, Inc. 4.75%, 4/15/2036	3,170	3,086
ICITII 6.00%, 1/31/2033 ‡ (a)	2,509	1,231
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,124
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,429
RTX Corp.
4.50%, 6/1/2042	3,088	2,760
5.38%, 2/27/2053	1,882	1,790
6.40%, 3/15/2054	6,210	6,785
TransDigm, Inc.
6.38%, 3/1/2029 (a)	3,199	3,262
6.88%, 12/15/2030 (a)	6,520	6,721
6.63%, 3/1/2032 (a)	5,787	5,952
6.25%, 1/31/2034 (a)	968	991
		81,498
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	2,837	2,885
7.50%, 2/15/2033 (a)	2,142	2,222
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	243
5.88%, 6/1/2029 (a)	4,019	4,058
3.75%, 1/30/2031 (a)	3,433	3,216
5.88%, 12/1/2033 (a)	1,131	1,134
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	431	433
Clarios Global LP
6.75%, 5/15/2028 (a)	748	762
6.75%, 2/15/2030 (a)	4,726	4,885
Cooper-Standard Automotive, Inc. 9.25%, 3/1/2031 (a)	8,429	8,524
Cyprium Corp. 6.13%, 4/15/2031 (a)	1,466	1,466
Forvia SE (France) 6.75%, 9/15/2033 (a)	587	591
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,150	2,053

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
5.25%, 4/30/2031	3,490	3,117
5.25%, 7/15/2031	4,153	3,686
IHO Verwaltungs GmbH (Germany)
8.00% (Cash), 11/15/2032 (a) (b)	1,130	1,180
7.37% (Cash), 5/15/2033 (a) (b)	424	436
		40,891
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,048
Hyundai Capital America
1.50%, 6/15/2026 (a)	3,398	3,394
3.00%, 2/10/2027 (a)	3,883	3,846
2.38%, 10/15/2027 (a)	1,088	1,057
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	11,216	11,284
4.75%, 11/13/2028 (a)	9,214	9,208
5.35%, 3/27/2030 (a)	18,911	19,181
		52,018
Banks — 7.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	14,600	14,686
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	5,000	4,517
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	5,408	5,637
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	24,600	25,171
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	2,450	2,489
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	2,850	2,829
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.00%, 5/14/2036 (a) (c)	3,192	3,168
Banco Santander SA (Spain)
5.59%, 8/8/2028	23,000	23,501
4.55%, 11/6/2030	7,000	6,893
5.13%, 11/6/2035	12,400	12,171
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	971	965
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	3,223	3,303
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	266	264
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	2,369	2,399
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	12,355	11,767
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	22,241	22,839
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	11,190	11,011
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (d) (e)	8,600	8,888
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (d) (e)	15,805	16,040
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	13,198	12,216
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	14,562	13,012
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,165	6,359
(SOFR + 0.87%), 4.46%, 2/6/2032 (c)	17,420	17,154
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	4,854	4,408

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	724	657
(SOFR + 1.04%), 4.70%, 4/23/2032 (c)	31,935	31,742
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	21,357	18,898
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	10,662	10,903
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	10,000	10,046
(SOFR + 1.13%), 5.05%, 2/6/2037 (c)	20,460	20,169
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	15,030	14,001
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	1,491	1,307
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	8,412	6,102
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	3,398	2,684
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	4,145	4,233
Bank of Montreal (Canada) 5.51%, 6/4/2031	3,500	3,625
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	7,050	7,032
Banque Federative du Credit Mutuel SA (France) 5.79%, 7/13/2028 (a)	6,790	6,951
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	26,660	26,757
(SOFR + 1.14%), 4.52%, 2/24/2032 (c)	16,655	16,306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	17,880	20,002
(SOFR + 1.51%), 5.21%, 2/24/2037 (c)	5,485	5,340
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	966
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	832	787
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	21,495	21,777
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (c)	2,128	1,923
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	14,140	14,425
BPCE SA (France)
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	6,380	6,431
5.13%, 1/18/2028 (a)	17,959	18,153
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	10,690	11,166
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	2,015	1,782
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	6,550	5,821
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	11,360	12,412
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	13,100	13,703
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	3,445	3,466
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	3,600	3,641
Canadian Imperial Bank of Commerce (Canada) (SOFR + 1.34%), 4.63%, 9/11/2030 (c)	4,300	4,299
Citibank NA
5.80%, 9/29/2028	4,000	4,135
4.84%, 8/6/2029	4,843	4,904
Citigroup, Inc.
4.30%, 11/20/2026	2,427	2,429
6.63%, 1/15/2028	814	846
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	780	774
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	6,742	6,662
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (d) (e)	19,925	20,346
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	12,100	12,275

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (d) (e)	14,790	14,931
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (d) (e)	8,296	8,443
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	3,495	3,434
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	53,407	53,192
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	16,707	16,522
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	4,854	4,465
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	12,098	11,969
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	18,009	16,204
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,345	2,083
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	10,460	11,187
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	23,450	23,944
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	3,000	3,023
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	29,677	29,532
(SOFR + 4.55%), 5.32%, 3/26/2041 (c)	6,796	6,675
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	3,030	3,032
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	12,130	12,569
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	13,215	13,619
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	2,560	2,625
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	6,157	6,125
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (c)	1,115	1,090
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	12,100	12,189
Fifth Third Bancorp (SOFR + 0.95%), 4.57%, 4/29/2032 (c)	7,250	7,130
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	7,045	7,065
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	11,902	11,999
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	28,997	28,070
(SOFR + 0.94%), 4.71%, 5/12/2030 (c)	6,245	6,232
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	28,351	27,777
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	32,560	33,030
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	4,520	4,562
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	12,135	11,987
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	9,495	9,795
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	5,629	5,092
(SOFR + 4.25%), 8.11%, 11/3/2033 (c)	1,250	1,438
(SOFR + 1.32%), 5.21%, 5/12/2034 (c)	6,780	6,768
(SOFR + 1.55%), 5.28%, 3/10/2037 (c)	27,110	26,822
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	4,207	4,312
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	15,549	13,405
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	7,455	7,491
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	12,620	12,736
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,110	1,117
4.38%, 3/22/2028	633	632
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	7,000	6,913

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (c)	11,089	11,065
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	3,760	3,745
3.20%, 7/18/2029	2,605	2,497
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	2,070	2,120
3.75%, 7/18/2039	3,145	2,677
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	3,490	3,579
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,000	2,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	1,900	1,975
Morgan Stanley Private Bank NA (SOFR + 1.02%), 4.47%, 11/19/2031 (c)	23,635	23,276
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (f)	4,616	4,161
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	3,860	3,896
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	17,115	17,487
5.02%, 3/21/2030 (a)	16,190	16,349
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	619
PNC Bank NA 2.70%, 10/22/2029	4,150	3,908
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,789
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	971	867
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	6,840	6,824
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	2,100	2,210
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	11,680	12,908
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	3,790	3,914
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	3,880	3,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (c)	7,775	7,641
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	29,065	29,101
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	32,065	32,087
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	6,098	6,254
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	4,900	4,451
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	10,679	10,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	3,000	3,084
3.00%, 1/22/2030 (a)	3,734	3,496
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	13,035	13,277
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	3,095	2,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	19,245	20,016
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	13,063	13,546
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (c)	19,155	18,760
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	1,400	1,402
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	4,030	4,070
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	9,999	10,449
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	9,918	10,221

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (c)	5,310	5,204
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,053
3.04%, 7/16/2029	1,395	1,330
2.75%, 1/15/2030	3,500	3,276
5.42%, 7/9/2031	5,000	5,129
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,023
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,662
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,733
4.99%, 4/5/2029	6,990	7,085
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	7,816	7,819
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	6,330	6,696
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	17,311	17,319
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	4,385	4,572
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	3,680	3,792
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	3,240	3,141
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	2,740	2,795
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	6,000	6,090
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	6,720	6,814
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,830	1,890
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	8,228	8,165
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,942	1,904
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,999	9,176
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (d) (e)	14,430	14,954
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	17,050	17,705
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	10,875	11,060
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	6,796	6,303
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	47,331	48,034
(SOFR + 0.97%), 4.84%, 5/20/2032 (c)	13,650	13,639
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	26,791	27,561
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	11,435	12,382
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	17,119	17,137
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	25,625	26,289
(SOFR + 1.10%), 4.96%, 1/23/2037 (c)	31,960	31,212
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,450	8,710
		1,785,473
Beverages — 0.1%
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,919
Maple Parent Holdings Corp.
5.70%, 3/26/2036 (a)	3,244	3,279

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
6.63%, 3/26/2056 (a)	3,481	3,627
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,456
		16,281
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 3/15/2035	10,000	9,715
4.75%, 3/15/2036	6,005	5,885
4.05%, 11/21/2039	24,345	21,470
4.25%, 11/21/2049	8,158	6,678
5.55%, 3/15/2056	9,800	9,612
5.50%, 3/15/2064	3,030	2,918
Amgen, Inc.
5.25%, 3/2/2030	3,893	3,979
4.85%, 2/19/2036	3,937	3,859
5.60%, 3/2/2043	3,883	3,854
4.66%, 6/15/2051	4,015	3,407
4.88%, 3/1/2053	33,147	28,876
5.65%, 3/2/2053	5,370	5,221
5.75%, 3/2/2063	297	288
Biogen, Inc.
2.25%, 5/1/2030	10,000	9,133
3.25%, 2/15/2051	5,102	3,337
6.45%, 5/15/2055	6,562	6,979
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	9,560	9,598
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,448
4.50%, 2/1/2045	6,310	5,506
		143,763
Broadline Retail — 0.2%
Amazon.com, Inc.
4.88%, 3/13/2036	8,454	8,352
5.65%, 3/13/2046	7,155	7,145
5.80%, 3/13/2056	21,560	21,581
Nordstrom, Inc. 4.38%, 4/1/2030	3,582	3,425
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	1,386	1,377
9.75%, 10/1/2027 (a)	155	155
Wayfair LLC
7.25%, 10/31/2029 (a)	5,578	5,739
7.13%, 5/31/2034 (a)	694	707
		48,481
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	10,978	10,100
6.38%, 3/1/2034 (a)	1,960	1,958
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	10,323	10,554

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Griffon Corp. 5.75%, 3/1/2028	5,514	5,513
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,681
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	4,435	4,361
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,933	6,041
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	7,100	7,485
Standard Building Solutions, Inc.
6.25%, 8/1/2033 (a)	4,630	4,637
5.88%, 3/15/2034 (a)	1,077	1,050
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,377	3,361
4.38%, 7/15/2030 (a)	7,309	6,961
3.38%, 1/15/2031 (a)	3,609	3,285
		69,987
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	2,500	2,603
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	8,610	9,400
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (c)	16,385	15,942
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	3,050	3,015
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	2,141	2,159
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	2,523	2,605
5.41%, 5/10/2029	3,270	3,353
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,955	2,050
(SOFR + 1.10%), 4.47%, 12/10/2031 (c)	7,995	7,867
(SOFR + 1.14%), 4.73%, 2/6/2032 (c)	4,725	4,652
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	6,515	5,967
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	12,570	13,483
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	8,572	8,463
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	7,466	7,419
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	5,902	5,861
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	1,615	1,592
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (d) (e)	7,601	7,972
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,145	27,224
Series Z, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (d) (e)	11,366	11,656
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	3,695	3,796
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,050	2,069
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	7,010	6,999
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	13,385	13,562
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	14,210	14,418
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	37,535	36,790
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	16,408	14,778
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	23,360	23,510
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	27,120	26,719
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	32,310	31,382
(SOFR + 1.19%), 5.07%, 1/21/2037 (c)	20,054	19,618

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	1,262	1,108
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,194	1,656
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,064	816
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (g)	1,000	—
8.00%, 8/1/2015	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (g)	235	—
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (a) (c)	389	350
Morgan Stanley
3.13%, 7/27/2026	752	751
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	1,348	1,332
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	6,014	6,067
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	6,097	6,204
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	13,950	14,121
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	3,186	3,168
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	23,575	23,791
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	26,420	26,327
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	7,505	7,617
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	15,193	14,144
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	27,916	28,328
(SOFR + 0.95%), 4.49%, 1/16/2032 (c)	14,745	14,509
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	4,918	4,281
(SOFR + 1.20%), 4.71%, 3/12/2032 (c)	19,255	19,079
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	3,922	3,414
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	2,273	2,049
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	7,539	7,684
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	4,110	4,276
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	8,520	8,605
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	3,160	2,748
(SOFR + 1.18%), 5.07%, 1/30/2037 (c)	22,462	21,995
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	11,981	12,397
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	5,267	4,875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.31%, 1/18/2041 (c)	3,790	3,702
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5,340	4,083
S&P Global, Inc.
2.90%, 3/1/2032	6,500	5,930
3.25%, 12/1/2049	5,340	3,692
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (d) (e)	2,625	2,699
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	11,213	11,250
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	831	822
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	1,107	1,126
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	27,883	26,527
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	2,683	2,755
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (c)	7,900	7,701
		648,903

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.4%
Avient Corp.
7.13%, 8/1/2030 (a)	4,708	4,790
6.25%, 11/1/2031 (a)	290	294
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	1,720	1,791
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	3,121	3,115
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	8,200	5,043
Celanese US Holdings LLC
7.00%, 2/15/2031	5,741	5,950
7.38%, 7/15/2032 (h)	1,950	2,050
7.38%, 2/15/2034	11,139	11,634
CF Industries, Inc. 4.95%, 6/1/2043	1,020	928
Chemours Co. (The)
5.75%, 11/15/2028 (a)	2,278	2,274
7.88%, 3/15/2034 (a)	1,063	1,078
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,634
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,703
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000	1,006
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,127
LYB International Finance III LLC 5.88%, 1/15/2036	18,514	18,774
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	2,405	2,496
4.25%, 5/15/2029 (a)	1,063	1,038
9.00%, 2/15/2030 (a)	4,690	4,939
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	4,366	4,677
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,958
4.50%, 10/15/2029	8,163	7,957
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	6,637	6,562
WR Grace Holdings LLC
6.63%, 8/15/2032 (a)	3,275	3,250
7.00%, 8/1/2033 (a)	604	599
		99,667
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	6,138
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,986	4,789
4.88%, 7/15/2032 (a)	7,112	6,734
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,765
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,620
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,605	5,481
4.75%, 6/15/2029 (a)	5,097	5,019
6.75%, 1/15/2031 (a)	8,959	9,251
ILFC E-Capital Trust I 6.38%, 12/21/2065 (a) (i)	5,178	4,447
Jonah
12.00%, 6/1/2029 ‡	50,808	50,808
12.50%, 3/21/2033 ‡	20,000	20,000

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Madison IAQ LLC 4.13%, 6/30/2028 (a)	2,166	2,139
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	2,255	2,233
7.38%, 10/1/2031 (a)	2,245	2,344
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,320	2,382
		126,150
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	2,136	2,139
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,296	1,082
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,395
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,848
Granite Construction, Inc. 6.38%, 6/15/2034 (a) (j)	896	915
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,460
Quanta Services, Inc.
4.50%, 1/15/2031	4,780	4,735
5.25%, 8/9/2034	7,380	7,463
		28,037
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	5,384	5,590
Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	10,510	10,126
4.63%, 9/10/2029	10,000	9,978
3.30%, 1/30/2032	5,938	5,434
5.00%, 11/15/2035	1,729	1,679
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	2,238	2,320
Ally Financial, Inc. 6.70%, 2/14/2033	1,220	1,260
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	2,500	2,514
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	15,218	15,413
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	5,300	5,306
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	4,570	4,740
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	3,660	3,762
5.75%, 3/1/2029 (a)	11,663	11,913
5.75%, 11/15/2029 (a)	34,030	34,859
5.15%, 1/15/2030 (a)	19,980	20,074
5.38%, 5/30/2030 (a)	865	874
4.90%, 10/10/2030 (a)	14,910	14,799
4.95%, 10/15/2032 (a)	2,070	2,019
Ford Motor Credit Co. LLC
5.11%, 5/3/2029	870	867
5.30%, 9/6/2029	1,000	1,001
7.20%, 6/10/2030	920	976
4.00%, 11/13/2030	8,551	8,079
5.42%, 4/9/2031	15,795	15,745

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.75%, 4/6/2033	28,366	28,299
6.47%, 5/22/2036	26,145	26,819
General Motors Financial Co., Inc. 5.95%, 4/4/2034	3,935	4,086
ILFC E-Capital Trust II 6.63%, 12/21/2065 (a) (i)	1,015	891
OneMain Finance Corp.
3.88%, 9/15/2028	1,740	1,684
6.63%, 5/15/2029	7,595	7,713
5.38%, 11/15/2029	7,234	7,058
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	8,845	8,867
5.80%, 6/15/2031 (a)	5,900	5,911
		265,066
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	2,395	2,285
4.88%, 2/15/2030 (a)	1,136	1,106
5.50%, 3/31/2031 (a)	2,069	2,037
5.63%, 3/31/2032 (a)	5,239	5,115
5.75%, 3/31/2034 (a)	1,660	1,599
Performance Food Group, Inc.
6.13%, 9/15/2032 (a)	1,078	1,090
5.63%, 3/1/2034 (a)	1,243	1,215
Sysco Corp. 5.10%, 9/23/2030	3,885	3,934
		18,381
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,660	6,745
Ardagh Group SA
9.50%, 12/1/2030 (a)	3,592	3,835
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (i)	9,786	8,768
Ball Corp.
6.00%, 6/15/2029	5,631	5,725
5.50%, 9/15/2033	2,820	2,833
Berry Global, Inc. 5.80%, 6/15/2031	25,745	26,785
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	3,465	3,330
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,144
6.38%, 7/15/2032 (a)	2,215	2,233
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	4,563	4,609
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,469
Sonoco Products Co. 3.13%, 5/1/2030	10,589	9,969
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,134
		81,579
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	4,223	4,141
3.88%, 11/15/2029 (a)	1,825	1,736

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Distributors — continued
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	3,111	3,235
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,036
		13,148
Diversified — 0.1%
Ygrene Frn 8.50%, 7/25/2045 ‡ (a)	16,738	16,822
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	5,850	5,843
5.75%, 10/15/2032	925	933
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,329	2,409
		9,185
Diversified REITs — 0.0% ^
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,500
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,092
2.25%, 4/1/2033	2,796	2,342
		7,934
Diversified Telecommunication Services — 1.2%
APLD ComputeCo 2 LLC 6.75%, 3/15/2031 (a)	3,242	3,268
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,359
4.90%, 11/1/2035	20,400	19,906
5.13%, 4/30/2036	8,290	8,175
3.50%, 6/1/2041	5,594	4,350
3.50%, 9/15/2053	13,080	8,650
5.70%, 11/1/2054	16,780	15,828
3.55%, 9/15/2055	28,665	18,741
6.05%, 8/15/2056	8,370	8,271
CCO Holdings LLC
4.75%, 3/1/2030 (a)	31,486	29,757
4.50%, 8/15/2030 (a)	16,861	15,692
4.25%, 2/1/2031 (a)	15,615	14,138
4.75%, 2/1/2032 (a)	3,125	2,786
4.50%, 5/1/2032	2,575	2,259
Cipher Compute LLC 7.13%, 11/15/2030 (a)	4,097	4,271
Comcast Corp.
1.95%, 1/15/2031	3,951	3,505
5.30%, 6/1/2034	3,540	3,597
3.90%, 3/1/2038	12,124	10,431
3.25%, 11/1/2039	10,222	7,908
3.97%, 11/1/2047	1,083	802
4.00%, 3/1/2048	4,990	3,704
4.00%, 11/1/2049	132	97
3.45%, 2/1/2050	4,085	2,707
5.35%, 5/15/2053	15,813	14,002

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.94%, 11/1/2056	14,138	7,929
2.99%, 11/1/2063	1,152	618
Edged Compute LLC 7.50%, 4/30/2031 (a)	1,860	1,865
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	881
6.00%, 9/30/2034 (a)	2,780	2,671
Flash Compute LLC 7.25%, 12/31/2030 (a)	3,107	3,203
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	4,445	4,579
7.00%, 3/31/2034 (a)	2,939	3,046
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	8,719	8,764
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	6,571	6,580
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	29,608	29,667
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,715
Verizon Communications, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (c)	7,107	7,214
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (c)	10,663	10,801
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,423	2,329
WULF Compute LLC 7.75%, 10/15/2030 (a)	6,947	7,300
		313,366
Electric Utilities — 2.5%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	313
Series M, 3.65%, 4/1/2050	1,942	1,419
Series N, 2.75%, 8/15/2051	2,427	1,477
Alabama Power Co.
6.13%, 5/15/2038	865	926
5.50%, 3/15/2041	1,214	1,202
Series A, 4.30%, 7/15/2048	340	279
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,867
Arizona Public Service Co.
4.70%, 1/15/2044	146	123
4.25%, 3/1/2049	971	764
Baltimore Gas and Electric Co.
4.25%, 9/15/2048	1,360	1,098
3.20%, 9/15/2049	1,432	955
2.90%, 6/15/2050	816	513
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,239
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,258	1,333
Comision Federal de Electricidad (Mexico) 6.50%, 1/28/2051 (a)	2,436	2,366
Commonwealth Edison Co. 4.00%, 3/1/2048	292	229
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,297
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,897
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,475
3.95%, 6/15/2042	370	300
Series A, 4.00%, 4/1/2043	4,728	3,883

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series B, 3.65%, 3/1/2052	636	462
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	3,978
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	730
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,209
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,795
5.90%, 3/1/2033	400	417
6.20%, 11/15/2053	1,985	2,100
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,481
5.40%, 4/1/2053	5,189	4,909
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,752
4.30%, 2/1/2049	1,427	1,150
Duke Energy Progress LLC
4.10%, 5/15/2042	297	250
3.70%, 10/15/2046	195	147
5.55%, 3/15/2055	888	864
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	2,693	2,913
Emera US Finance LP (Canada) 2.64%, 6/15/2031	18,635	16,731
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,891	1,891
ENEL Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,668
2.50%, 7/12/2031 (a) (h)	4,904	4,368
5.50%, 6/26/2034 (a)	9,365	9,507
5.00%, 9/30/2035 (a)	10,200	9,948
5.75%, 9/30/2055 (a)	6,445	6,111
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	17,928	18,591
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	372	373
Entergy Louisiana LLC
3.12%, 9/1/2027	729	720
1.60%, 12/15/2030	7,252	6,371
4.20%, 4/1/2050	1,360	1,071
2.90%, 3/15/2051	3,920	2,455
5.70%, 3/15/2054	6,300	6,208
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,262
3.85%, 6/1/2049	486	366
3.50%, 6/1/2051	1,534	1,069
5.85%, 6/1/2054	2,885	2,876
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,677
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,497
3.55%, 9/30/2049	753	535
5.55%, 9/15/2054	4,283	4,088
Evergy Metro, Inc. 4.20%, 6/15/2047	714	578

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,906	1,918
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (h)	7,920	7,870
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	739
Florida Power & Light Co.
5.40%, 9/1/2035	583	597
3.70%, 12/1/2047	4,466	3,368
3.95%, 3/1/2048	646	509
Generadora de Gatun SA (Panama) 6.87%, 9/30/2044 (a)	4,687	4,779
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,466
Interstate Power and Light Co. 4.10%, 9/26/2028	777	771
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,896
2.95%, 5/14/2030 (a)	3,883	3,623
5.40%, 6/1/2033 (a)	5,973	6,067
5.65%, 5/9/2034 (a)	9,145	9,394
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	823
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	981
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,440
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,574
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,684
Nevada Power Co.
5.38%, 9/15/2040	608	596
6.00%, 3/15/2054	1,510	1,530
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	1,379	1,252
5.55%, 3/15/2054	2,650	2,510
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	3,930	4,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	11,405	11,675
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,545	3,672
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	626
Northern States Power Co.
6.20%, 7/1/2037	168	183
4.50%, 6/1/2052	2,602	2,184
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,468
3.38%, 2/15/2029 (a)	4,731	4,515
5.25%, 6/15/2029 (a)	11,743	11,683
4.73%, 10/15/2030 (a)	2,650	2,610
3.63%, 2/15/2031 (a)	714	662
3.88%, 2/15/2032 (a)	148	136
6.00%, 2/1/2033 (a)	2,089	2,105
5.75%, 1/15/2034 (a)	6,934	6,859
5.88%, 5/15/2034 (a)	1,765	1,754
5.41%, 10/15/2035 (a)	8,627	8,471
6.00%, 1/15/2036 (a)	2,042	2,028
6.13%, 5/15/2036 (a)	441	440
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,151

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Ohio Power Co. Series R, 2.90%, 10/1/2051	6,567	3,996
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	640
5.35%, 10/1/2052	534	499
Pacific Gas and Electric Co.
5.00%, 6/4/2028	5,433	5,470
4.65%, 8/1/2028	11,889	11,864
6.10%, 1/15/2029	1,282	1,323
5.05%, 10/15/2032	31,035	30,874
6.40%, 6/15/2033	11,604	12,349
5.70%, 3/1/2035	16,035	16,248
4.20%, 6/1/2041	1,622	1,332
4.60%, 6/15/2043	1,894	1,571
6.75%, 1/15/2053	3,032	3,188
5.90%, 10/1/2054	1,020	965
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,081
PECO Energy Co. 2.80%, 6/15/2050	729	452
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,083
PG&E Corp.
5.00%, 7/1/2028	3,733	3,715
5.25%, 7/1/2030	2,296	2,272
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	22,320	22,730
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (c)	2,076	2,069
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,804
Series A-3, 5.54%, 7/15/2047	3,951	3,886
Series A-3, 5.53%, 6/1/2049	4,550	4,493
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,017
Series A-4, 5.21%, 12/1/2047	777	733
Series A-5, 5.10%, 6/1/2052	2,850	2,612
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,296
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	1,993
2.70%, 1/15/2051	3,097	1,844
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,311
Series G, 6.63%, 11/15/2037	1,068	1,148
Public Service Electric and Gas Co. 5.80%, 5/1/2037	826	874
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	931	905
Series A-2, 5.11%, 12/15/2047	311	289
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	617	620
Series A2, 5.17%, 5/15/2041	298	288
Southern California Edison Co.
5.25%, 3/15/2030	4,400	4,453

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 6/1/2031	3,540	3,613
5.20%, 6/1/2034	1,970	1,948
5.45%, 3/1/2035	2,547	2,545
Series 06-E, 5.55%, 1/15/2037	437	433
Series 08-A, 5.95%, 2/1/2038	277	281
Series C, 3.60%, 2/1/2045	1,233	883
Series C, 4.13%, 3/1/2048	971	731
Series 20A, 2.95%, 2/1/2051	8,553	5,145
5.70%, 3/1/2053	4,987	4,592
5.88%, 12/1/2053	6,850	6,514
5.75%, 4/15/2054	2,060	1,910
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,070
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,247
Series J, 3.90%, 4/1/2045	1,206	925
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	3,473	3,673
Tucson Electric Power Co. 5.50%, 4/15/2053	1,230	1,174
Union Electric Co.
5.20%, 4/1/2034	2,310	2,350
4.00%, 4/1/2048	1,991	1,561
3.90%, 4/1/2052	1,262	953
5.25%, 1/15/2054	3,765	3,472
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	248
8.88%, 11/15/2038	651	856
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,093
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	15,150	15,194
5.00%, 7/31/2027 (a)	6,294	6,290
4.30%, 10/15/2028 (a)	30,163	29,785
4.38%, 5/1/2029 (a)	3,473	3,406
4.30%, 7/15/2029 (a)	4,854	4,771
4.60%, 10/15/2030 (a)	1,152	1,129
4.70%, 1/31/2031 (a)	8,570	8,421
7.75%, 10/15/2031 (a)	5,995	6,284
6.00%, 4/15/2034 (a)	28,434	29,295
5.35%, 1/31/2036 (a)	6,030	5,896
VoltaGrid LLC 7.38%, 11/1/2030 (a)	2,138	2,226
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,084
		652,067
Electrical Equipment — 0.1%
Eaton Corp.
4.80%, 3/6/2036	11,810	11,618
4.15%, 11/2/2042	2,427	2,096
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,057

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electrical Equipment — continued
Sensata Technologies BV 5.88%, 9/1/2030 (a)	2,380	2,395
Solaris Energy Infrastructure LLC 6.38%, 5/15/2031 (a)	1,596	1,621
		19,787
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,243
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	5,944	5,842
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	3,619	3,394
6.63%, 7/15/2032 (a)	6,825	7,068
		22,547
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.63%, 9/1/2032 (a)	5,755	5,892
Archrock Services LP 6.00%, 2/1/2034 (a)	2,105	2,106
Baker Hughes Holdings LLC
5.00%, 6/15/2036	8,755	8,623
5.13%, 9/15/2040	877	847
4.08%, 12/15/2047	1,864	1,492
5.85%, 6/15/2056	5,035	5,019
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,212	3,379
Halliburton Co. 4.75%, 8/1/2043	263	234
Kodiak Gas Services LLC
5.88%, 4/1/2031 (a)	740	744
6.50%, 10/1/2033 (a)	4,211	4,285
Noble Finance II LLC 8.00%, 4/15/2030 (a)	3,285	3,416
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	748
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,540	3,687
		40,472
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	3,231	3,214
Discovery Global Holdings, Inc.
4.28%, 3/15/2032	2,080	1,877
5.05%, 3/15/2042	1,140	834
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,721	3,725
4.75%, 10/15/2027 (a)	4,228	4,212
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	827
5.40%, 6/12/2029	3,301	3,370
5.60%, 6/12/2034	13,544	13,883
		31,942
Financial Services — 1.6%
BCAP LLC 0.00%, 9/19/2027 ‡	27,661	27,662
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (i)	23,640	23,382
Block, Inc.
5.63%, 8/15/2030 (a)	881	885

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
6.50%, 5/15/2032	12,484	12,721
6.00%, 8/15/2033 (a)	706	706
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	18,320	18,297
Class B-1, 0.00%, 8/17/2027 ‡	8,731	8,720
CFIN LLC Class B-2, 0.00%, 8/17/2027 ‡	20,968	20,942
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	23,000	23,141
Equify Financial LLC Series QIB, 9.13%, 12/15/2030 (a)	74,000	73,848
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,575
Gemini 10.50%, 2/20/2029 ‡	22,000	22,000
Global Payments, Inc.
4.88%, 11/15/2030	23,870	23,492
5.55%, 11/15/2035	5,820	5,678
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	39,189	41,050
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,231
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,996	4,272
NGF Holdings LLC 9.63%, 12/23/2029	45,500	45,743
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,543
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	4,012	4,074
6.38%, 8/1/2033 (a)	2,353	2,390
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	3,127	3,102
3.63%, 3/1/2029 (a)	3,111	2,991
3.88%, 3/1/2031 (a)	2,750	2,555
4.00%, 10/15/2033 (a)	660	593
Shell International Finance BV 3.63%, 8/21/2042	6,407	5,098
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,263	7,256
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,455
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	13,403	13,738
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	10,345	10,345
		412,485
Food Products — 0.7%
Bunge Ltd. Finance Corp. 3.20%, 4/21/2031	6,574	6,142
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,216	5,217
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	4,300	4,716
JBS NV
3.75%, 12/1/2031	2,040	1,901
3.63%, 1/15/2032	12,930	11,938
3.00%, 5/15/2032	5,910	5,256
5.50%, 1/15/2036	26,040	25,981
5.63%, 3/10/2037 (a)	2,225	2,218
6.38%, 4/15/2066	2,540	2,482
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	3,161	3,020
4.38%, 1/31/2032 (a)	1,086	1,016

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Mars, Inc.
4.80%, 3/1/2030 (a)	48,750	49,099
5.00%, 3/1/2032 (a)	24,690	24,949
5.20%, 3/1/2035 (a)	33,640	33,866
5.65%, 5/1/2045 (a)	4,058	4,024
Post Holdings, Inc.
4.63%, 4/15/2030 (a)	3,184	3,097
6.25%, 2/15/2032 (a)	2,422	2,461
		187,383
Gas Utilities — 0.1%
AmeriGas Partners LP 6.88%, 6/1/2031 (a)	1,279	1,307
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,080
2.85%, 2/15/2052	928	578
5.75%, 10/15/2052	2,083	2,087
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	979
4.27%, 3/15/2048 (a)	971	758
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	777	755
3.35%, 6/1/2050	2,800	1,909
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	651
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,739
		13,843
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,593	3,594
5.38%, 3/1/2029 (a)	2,047	2,006
8.00%, 2/15/2031 (a)	2,975	2,996
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	1,629	1,784
4.38%, 9/1/2042	2,437	2,146
3.55%, 2/15/2050	1,873	1,359
5.20%, 4/15/2054	12,708	11,817
5.50%, 3/15/2055	16,045	15,602
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,144
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	500	507
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,697	2,548
Norfolk Southern Corp. 4.05%, 8/15/2052	971	749
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	4,600	4,668
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	6,938
Uber Technologies, Inc.
4.80%, 9/15/2034	21,125	20,673
4.80%, 9/15/2035	15,220	14,820

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
5.35%, 9/15/2054	1,440	1,341
XPO, Inc. 7.13%, 6/1/2031 (a)	7,075	7,302
		101,994
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.65%, 3/15/2036	32,861	31,938
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	4,263	4,214
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,051	2,118
Medline Borrower LP
3.88%, 4/1/2029 (a)	8,893	8,655
6.25%, 4/1/2029 (a)	1,348	1,383
5.25%, 10/1/2029 (a)	8,623	8,608
Solventum Corp. 5.60%, 3/23/2034	5,636	5,781
		62,697
Health Care Providers & Services — 0.8%
Accendra Health, Inc. 6.63%, 4/1/2030 (a)	4,588	2,769
Adapthealth LLC 4.63%, 8/1/2029 (a)	2,216	2,139
Aetna, Inc. 4.50%, 5/15/2042	218	185
Cencora, Inc.
4.60%, 2/13/2033	9,135	8,966
5.13%, 2/15/2034	1,512	1,520
4.90%, 2/13/2036	4,789	4,674
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,547
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,257
3.75%, 2/15/2031 (a)	662	615
Encompass Health Corp.
4.50%, 2/1/2028	542	540
4.75%, 2/1/2030	3,414	3,359
4.63%, 4/1/2031	1,586	1,535
HCA, Inc.
4.50%, 2/15/2027	19,711	19,703
5.63%, 9/1/2028	4,916	5,007
3.50%, 9/1/2030	1,095	1,040
2.38%, 7/15/2031	4,819	4,276
4.60%, 11/15/2032	11,936	11,653
5.60%, 4/1/2034	5,000	5,119
4.90%, 11/15/2035	6,145	5,948
5.25%, 6/15/2049	9,435	8,422
3.50%, 7/15/2051	1,273	852
5.90%, 6/1/2053	3,930	3,786
6.00%, 4/1/2054	15,000	14,664
5.95%, 9/15/2054	13,461	13,085
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,603
2.95%, 6/30/2030	971	910

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,502	1,503
4.63%, 6/15/2028	6,081	6,041
4.25%, 6/1/2029	4,905	4,782
6.13%, 6/15/2030	13,218	13,343
6.75%, 5/15/2031	5,590	5,756
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	37,527	37,902
UnitedHealth Group, Inc.
3.95%, 10/15/2042	598	492
3.75%, 10/15/2047	1,088	820
3.25%, 5/15/2051	1,898	1,276
5.88%, 2/15/2053	89	89
5.05%, 4/15/2053	5,042	4,510
3.88%, 8/15/2059	782	559
		210,247
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	2,890	2,668
1.88%, 2/1/2033	2,801	2,277
Healthpeak OP LLC 3.00%, 1/15/2030	486	458
Sabra Health Care LP 3.20%, 12/1/2031	2,194	1,993
Ventas Realty LP
3.85%, 4/1/2027	600	598
5.63%, 7/1/2034	3,311	3,414
		11,408
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	7,617	7,613
6.25%, 6/1/2032 (a)	9,998	10,214
		17,827
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
7.25%, 7/15/2028 (a)	1,126	1,150
6.50%, 4/1/2032 (a)	4,297	4,406
6.50%, 6/15/2033 (a)	2,052	2,111
5.75%, 3/15/2034 (a)	751	745
		8,412
Hotels, Restaurants & Leisure — 0.7%
Acushnet Co. 5.63%, 12/1/2033 (a)	969	961
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,433
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	7,375	7,462
6.50%, 2/15/2032 (a)	10,192	9,937
Carnival Corp. Ltd.
5.88%, 6/15/2031 (a)	2,600	2,640

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
5.75%, 8/1/2032 (a)	4,208	4,251
6.13%, 2/15/2033 (a)	16,746	16,960
Churchill Downs, Inc. 6.75%, 5/1/2031 (a)	3,180	3,247
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	3,734	3,606
4.88%, 1/15/2030	2,257	2,233
4.00%, 5/1/2031 (a)	427	405
5.50%, 9/15/2031 (a)	1,193	1,200
3.63%, 2/15/2032 (a)	1,843	1,692
5.88%, 3/15/2033 (a)	10,016	10,130
5.75%, 9/15/2033 (a)	4,845	4,888
5.50%, 3/31/2034 (a)	1,108	1,103
McDonald's Corp. 5.15%, 9/9/2052	7,371	6,751
MGM Resorts International
4.63%, 9/1/2026	2,015	2,014
4.75%, 10/15/2028	3,570	3,538
6.13%, 9/15/2029	2,395	2,431
6.50%, 4/15/2032	1,945	1,982
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,900	1,836
Rivers Enterprise Borrower LLC 6.25%, 10/15/2030 (a)	1,439	1,450
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,286
6.25%, 3/15/2032 (a)	6,965	7,114
6.00%, 2/1/2033 (a)	3,504	3,552
Six Flags Entertainment Corp.
6.50%, 10/1/2028	4,805	4,821
5.25%, 7/15/2029	1,906	1,846
7.25%, 5/15/2031 (a)	2,460	2,453
6.63%, 5/1/2032 (a)	3,166	3,235
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,533	3,482
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	6,785	6,912
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	11,111	11,133
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,803
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	13,691	13,589
6.25%, 3/15/2033 (a)	2,019	2,026
		167,402
Household Durables — 0.1%
Installed Building Products, Inc. 5.63%, 2/1/2034 (a)	724	711
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	1,702	1,777
6.63%, 9/15/2029	5,139	5,141
6.38%, 5/15/2030	1,195	1,179
6.63%, 5/15/2032	793	771
7.37%, 4/1/2036 (h)	4,374	4,205

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	9,468	9,101
TopBuild Corp. 5.63%, 1/31/2034 (a)	2,386	2,409
		25,294
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	519
4.13%, 10/15/2030	2,919	2,761
4.13%, 4/30/2031 (a)	889	834
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	5,670	5,603
		9,717
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
4.63%, 2/1/2029 (a)	14,080	14,009
5.00%, 2/1/2031 (a)	1,223	1,225
6.25%, 10/1/2039	195	206
5.75%, 10/1/2041	6,850	6,884
5.60%, 6/15/2042	2,342	2,317
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,614	5,703
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,781
Talen Energy Supply LLC
6.13%, 5/1/2031 (a)	3,044	3,043
6.38%, 5/1/2033 (a)	4,568	4,550
		44,718
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	2,174
3.00%, 4/15/2050	4,989	3,294
2.13%, 10/15/2050	1,457	782
		6,250
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	12,000	11,891
Aon Corp. 5.35%, 2/28/2033	864	883
Asurion LLC 8.00%, 12/31/2032 (a)	2,316	2,415
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,297
3.85%, 3/15/2052	4,281	3,260
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,585
4.95%, 9/9/2029 (a)	1,705	1,710
Corebridge Global Funding 4.90%, 8/21/2032 (a)	4,775	4,730
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,057
4.18%, 9/26/2029 (a)	2,620	2,593
MetLife, Inc.
6.50%, 12/15/2032	680	746

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (c)	3,457	3,418
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,433
5.15%, 3/28/2033 (a)	8,975	9,084
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,691
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	329
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,239
Northwestern Mutual Life Insurance Co. (The) 6.05%, 6/30/2056 (a)	8,772	8,960
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,616
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	2,000	1,984
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	2,650	2,682
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,487
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	777	627
		76,717
Interactive Media & Services — 0.4%
Alphabet, Inc. 4.80%, 2/15/2036	14,870	14,704
Meta Platforms, Inc.
4.88%, 11/15/2035	6,836	6,679
5.50%, 11/15/2045	16,255	15,258
5.60%, 5/15/2053	13,747	12,730
5.40%, 8/15/2054	14,512	12,992
5.63%, 11/15/2055	26,269	24,222
6.30%, 5/15/2056	15,540	15,680
Snap, Inc. 6.88%, 3/1/2033 (a)	943	935
		103,200
IT Services — 0.1%
Beignet Investor LLC 6.58%, 5/30/2049 (a)	30,123	31,055
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,595
		34,650
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,624	8,928
Esab Corp.
6.25%, 4/15/2029 (a)	2,335	2,377
5.63%, 4/1/2031 (a)	861	865
Terex Corp.
5.00%, 5/15/2029 (a)	1,105	1,096
6.25%, 10/15/2032 (a)	3,767	3,825
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,608
		20,699
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,853	1,866
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	4,955	5,302
		7,168

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.7%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,127
6.55%, 6/1/2034	18,400	18,878
5.85%, 12/1/2035	27,805	27,070
3.50%, 6/1/2041	1,854	1,295
3.50%, 3/1/2042	5,772	3,977
5.13%, 7/1/2049	1,479	1,138
3.90%, 6/1/2052	1,651	1,049
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	6,547	6,768
7.50%, 3/15/2033 (a)	3,133	3,287
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,039	1,294
4.50%, 11/15/2031 (a)	2,571	1,459
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,134	6,111
5.75%, 12/1/2028 (a)	2,327	2,284
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,747
EchoStar Corp. 10.75%, 11/30/2029	1,330	1,445
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,763	1,866
4.75%, 10/15/2030 (a)	2,089	1,582
5.38%, 11/15/2031 (a)	2,224	1,596
7.25%, 8/15/2033 (a)	4,335	4,297
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,734	3,619
10.88%, 5/1/2030 (a)	1,522	1,293
7.75%, 8/15/2030 (a)	3,961	3,637
Lamar Media Corp.
4.88%, 1/15/2029	1,010	1,002
4.00%, 2/15/2030	6,088	5,846
5.38%, 11/1/2033 (a)	2,115	2,083
Nexstar Media, Inc.
4.75%, 11/1/2028 (a)	1,559	1,535
6.50%, 9/15/2033 (a)	10,775	10,861
7.25%, 4/15/2034 (a)	7,247	7,293
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	4,955	5,168
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,178	2,945
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	3,440	2,756
8.13%, 2/15/2033 (a)	1,363	1,400
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	12,313	11,995
5.50%, 7/1/2029 (a)	15,349	15,289
4.13%, 7/1/2030 (a)	3,482	3,282
5.88%, 4/15/2032 (a)	2,494	2,483

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,285	6,117
Time Warner Cable LLC 5.50%, 9/1/2041	7,750	6,687
		187,561
Metals & Mining — 0.5%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,423	1,455
6.38%, 9/15/2032 (a)	2,069	2,123
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	14,390	13,207
5.25%, 3/19/2036 (a)	2,219	2,200
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,953
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,777
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	2,799	2,712
6.88%, 11/1/2029 (a)	1,520	1,554
6.75%, 4/15/2030 (a)	3,205	3,221
7.50%, 9/15/2031 (a)	1,110	1,146
7.63%, 1/15/2034 (a)	905	931
Commercial Metals Co. 5.75%, 11/15/2033 (a)	3,961	3,964
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	2,062	2,192
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	8,251	8,223
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	109
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,852
5.19%, 4/1/2030 (a)	3,770	3,823
2.50%, 9/1/2030 (a)	850	775
2.85%, 4/27/2031 (a)	8,941	8,157
2.63%, 9/23/2031 (a)	8,632	7,737
5.70%, 5/8/2033 (a)	4,000	4,145
5.63%, 4/4/2034 (a)	28,840	29,712
5.51%, 4/1/2036 (a)	11,770	11,890
Novelis Corp. 6.38%, 8/15/2033 (a)	1,053	1,063
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,588
		121,509
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	17,715	17,540
Arbor Realty Trust, Inc.
Series QIB, 4.50%, 9/1/2026 (a)	18,930	18,831
Series QIB, 4.50%, 3/15/2027 (a)	29,123	28,094
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (h)	28,328	28,482
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	24,409
Series QIB, 9.38%, 3/1/2028 (a)	37,000	36,623
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	5,420	5,621
		159,600

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.6%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,202
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,453
3.25%, 3/15/2050	3,835	2,602
5.55%, 7/1/2054	3,600	3,495
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,402
2.85%, 5/15/2051	7,514	4,604
4.60%, 5/1/2053	1,160	969
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	398
Series 2017, 3.88%, 6/15/2047	1,238	955
Series E, 4.65%, 12/1/2048	1,651	1,416
4.50%, 5/15/2058	785	635
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,576
4.35%, 4/15/2049	486	401
4.35%, 8/31/2064	477	368
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	774
7.00%, 6/15/2038	389	439
Series C, 4.90%, 8/1/2041	45	41
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	2,750	2,928
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	4,220	4,376
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,230	13,550
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	14,298	14,375
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,841
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,837
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,121
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	5,497	5,709
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	872
2.89%, 9/15/2051	1,282	803
5.69%, 6/15/2054	14,682	14,463
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,424
Series DDDD, 5.20%, 3/15/2036	8,850	8,861
6.00%, 6/1/2039	486	511
4.50%, 8/15/2040	242	218
Series UUU, 3.32%, 4/15/2050	4,641	3,128
5.35%, 4/1/2053	1,059	990
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	149	152
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	2,745	2,777
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	14,250	14,842

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series 21A, 3.15%, 9/30/2051	9,888	6,489
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 6.05%, 9/15/2056 (c)	6,512	6,542
		146,539
Oil, Gas & Consumable Fuels — 3.5%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	2,560	2,408
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,765	3,766
5.38%, 6/15/2029 (a)	7,001	6,996
5.75%, 10/15/2033 (a)	1,879	1,859
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	1,415	1,452
6.63%, 7/15/2033 (a)	1,445	1,481
Blue Racer Midstream LLC
7.00%, 7/15/2029 (a)	1,626	1,672
7.25%, 7/15/2032 (a)	1,136	1,181
BP Capital Markets America, Inc.
4.81%, 2/13/2033	4,476	4,473
4.89%, 9/11/2033	3,466	3,467
3.00%, 2/24/2050	5,102	3,340
2.77%, 11/10/2050	3,971	2,458
2.94%, 6/4/2051	5,194	3,307
3.00%, 3/17/2052	2,952	1,891
Buckeye Partners LP
3.95%, 12/1/2026	500	497
4.13%, 12/1/2027	2,201	2,170
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	20,129
4.00%, 3/1/2031	22,638	21,838
5.75%, 8/15/2034	29,095	30,184
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,386	11,380
Chord Energy Corp.
6.00%, 10/1/2030 (a)	2,542	2,574
6.75%, 3/15/2033 (a)	3,150	3,234
CNX Resources Corp. 5.88%, 3/1/2034 (a)	3,815	3,755
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (a)	3,700	3,721
5.68%, 1/15/2034 (a)	7,295	7,494
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	17,257	18,229
6.50%, 8/15/2043 (a)	2,890	3,080
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,793	5,692
ConocoPhillips Co. 5.55%, 3/15/2054	17,910	17,402
Coterra Energy, Inc.
3.90%, 5/15/2027	2,825	2,815
5.40%, 2/15/2035	10,510	10,652
Crescent Energy Finance LLC
7.88%, 4/15/2032 (a)	4,325	4,433

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.38%, 1/15/2033 (a)	1,020	1,036
8.38%, 1/15/2034 (a)	1,822	1,911
Diversified Gas & Oil Corp.
9.75%, 4/9/2029 (a) (k)	54,000	54,667
Series FEB, 9.75%, 4/9/2029 (a) (k)	12,000	12,075
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	2,061	2,021
4.38%, 6/15/2031 (a)	2,602	2,518
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	10,684
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	2,100	2,219
8.38%, 1/19/2036	1,912	1,961
Enbridge, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	8,500	8,985
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	9,057	10,358
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,775
5.00%, 5/15/2050	4,854	4,134
6.30%, 1/15/2056	15,510	15,662
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	17,040	17,181
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	18,688	18,637
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	505
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,108
Series J, 5.75%, 3/1/2035	777	803
5.20%, 1/15/2036	4,680	4,713
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	1,457	1,455
EQT Corp. 4.75%, 1/15/2031	3,258	3,239
Esentia Energy Development SAB de CV (Mexico) 6.50%, 7/30/2038 (a)	2,006	1,987
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,496
5.38%, 3/15/2030	2,938	2,964
4.75%, 2/1/2032	37,496	36,799
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	2,997	3,087
8.63%, 6/25/2033 (a)	3,420	3,394
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (a)	1,423	1,399
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,107
Harvest Midstream I LP
7.50%, 5/15/2032 (a)	3,930	4,083
6.75%, 5/15/2034 (a)	707	726
Hess Corp.
4.30%, 4/1/2027	11,740	11,750
5.60%, 2/15/2041	9,900	10,106
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,491	1,506
5.13%, 6/15/2028 (a)	2,680	2,675

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.50%, 10/15/2030 (a)	2,770	2,766
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	10,590	10,566
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	3,190	3,297
6.63%, 1/15/2034 (a)	2,260	2,287
Kinder Morgan, Inc.
5.15%, 6/1/2030	5,160	5,270
5.05%, 2/15/2046	3,350	3,035
3.25%, 8/1/2050	5,524	3,679
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,418
5.88%, 6/15/2030 (a)	21,986	22,096
Matador Resources Co.
6.50%, 4/15/2032 (a)	4,125	4,180
6.25%, 4/15/2033 (a)	2,727	2,742
6.00%, 4/15/2034 (a)	1,082	1,069
MPLX LP
4.80%, 2/15/2031	23,010	22,996
5.20%, 3/1/2047	314	283
4.95%, 3/14/2052	1,219	1,036
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	2,035	2,114
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,787
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	250	254
NuStar Logistics LP
5.63%, 4/28/2027	3,876	3,888
6.38%, 10/1/2030	747	776
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,549
ONEOK, Inc.
6.50%, 9/1/2030 (a)	10,152	10,727
4.75%, 10/15/2031	7,170	7,127
5.60%, 4/1/2044	9,205	8,665
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,961
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	6,955	6,962
9.88%, 7/15/2031 (a)	1,222	1,289
7.00%, 1/15/2032 (a)	2,265	2,362
6.25%, 2/1/2033 (a)	1,920	1,973
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	1,934	1,876
Petroleos Mexicanos (Mexico)
6.84%, 1/23/2030	4,300	4,420
5.95%, 1/28/2031	3,398	3,354
6.70%, 2/16/2032	9,785	9,853
10.00%, 2/7/2033	7,907	9,287
7.69%, 1/23/2050	23,785	21,776
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	21,518
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,615	3,582

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.80%, 5/15/2030 (a)	2,250	2,205
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,337
SM Energy Co.
6.75%, 9/15/2026	4,864	4,864
6.63%, 1/15/2027	1,316	1,318
6.75%, 8/1/2029 (a)	1,962	2,012
8.63%, 11/1/2030 (a)	4,520	4,779
8.75%, 7/1/2031 (a)	8,125	8,506
7.00%, 8/1/2032 (a)	2,221	2,275
6.63%, 4/15/2034 (a)	1,595	1,604
Sonangol Finance Ltd. (Angola) 10.00%, 1/29/2031 (a)	4,030	4,152
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	8,250	8,281
5.03%, 10/1/2029	4,925	4,958
Sunoco LP
7.00%, 5/1/2029 (a)	1,422	1,468
4.50%, 5/15/2029	4,312	4,226
5.63%, 3/15/2031 (a)	8,820	8,831
7.25%, 5/1/2032 (a)	4,170	4,357
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5,650	5,649
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,592
3.13%, 5/29/2050	6,549	4,412
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,741
5.28%, 9/10/2054	6,340	5,976
5.64%, 4/5/2064	7,610	7,405
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,662
5.85%, 3/15/2036	800	834
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (c)	1,220	1,229
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (c)	1,341	1,354
Transcanada Trust (Canada) (3-MONTH CME TERM SOFR + 4.42%), 5.50%, 9/15/2079 (c)	16,507	16,424
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,431
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	3,481	3,335
3.88%, 11/1/2033 (a)	8,553	7,624
6.00%, 5/1/2036 (a)	365	369
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,637	6,785
9.50%, 2/1/2029 (a)	4,310	4,692
7.00%, 1/15/2030 (a)	2,485	2,549
8.38%, 6/1/2031 (a)	5,224	5,436
9.88%, 2/1/2032 (a)	3,385	3,619
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	1,654	1,699
6.50%, 1/15/2034 (a)	9,166	9,583

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.50%, 6/15/2034 (a)	1,169	1,220
6.75%, 1/15/2036 (a)	1,955	2,074
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,437
4.65%, 8/15/2032	6,850	6,774
5.80%, 11/15/2054	11,000	10,754
		907,408
Passenger Airlines — 0.1%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	895	908
5.75%, 4/20/2029 (a)	13,172	13,157
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	4,635	4,263
United Airlines Holdings, Inc. 4.88%, 3/1/2029	1,475	1,456
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	3,471	3,315
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,848
		27,947
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,787	5,767
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,599
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,733	3,563
		11,929
Pharmaceuticals — 0.3%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	4,009	4,105
Bausch Health Cos., Inc. (Canada) 4.88%, 6/1/2028 (a)	660	610
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	5,823	5,211
2.35%, 11/13/2040	3,883	2,724
5.55%, 2/22/2054	11,293	11,001
Eli Lilly & Co. 4.95%, 2/27/2063	2,400	2,137
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,672
5.55%, 12/4/2055	18,200	17,888
2.90%, 12/10/2061	2,340	1,353
Organon & Co.
4.13%, 4/30/2028 (a)	4,616	4,560
5.13%, 4/30/2031 (a)	4,295	4,257
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	5,170	4,852
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,638
3.90%, 3/15/2039	2,874	2,506
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,485
Wyeth LLC 5.95%, 4/1/2037	1,068	1,136
Zoetis, Inc. 5.60%, 11/16/2032	1,870	1,948
		72,083

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,916	1,892
Real Estate Management & Development — 0.2%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	601
Triad Properties Corp. 0.00%, 4/1/2052 ‡	45,465	47,056
		47,657
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,754
Essex Portfolio LP 5.50%, 4/1/2034	6,395	6,518
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,253
UDR, Inc.
2.10%, 8/1/2032	923	785
5.13%, 9/1/2034	4,430	4,413
		15,723
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	921	918
4.30%, 10/15/2028	777	774
5.50%, 6/15/2034	1,200	1,223
3.50%, 4/15/2051	4,170	2,913
Realty Income Corp.
2.70%, 2/15/2032	4,675	4,173
1.80%, 3/15/2033	1,068	884
		10,885
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	4,289	4,309
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	2,016
Broadcom, Inc.
4.90%, 7/15/2032	10,510	10,571
3.47%, 4/15/2034	674	607
5.20%, 7/15/2035	1,188	1,195
3.14%, 11/15/2035 (a)	31,220	26,595
5.70%, 1/15/2056	1,130	1,128
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,597	2,561
5.95%, 6/15/2030 (a)	7,347	7,423
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	4,720	4,836
6.25%, 1/25/2035 (a)	14,665	15,508
6.10%, 1/25/2036 (a)	4,789	5,032
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	7,354	7,572
KLA Corp. 3.30%, 3/1/2050	761	527
Marvell Technology, Inc.
4.75%, 7/15/2030	1,805	1,811
2.95%, 4/15/2031	6,485	5,976
5.45%, 7/15/2035	4,446	4,549

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.30%, 4/15/2036	3,327	3,328
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,750	2,683
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	7,653	7,703
6.25%, 8/15/2033 (a)	505	515
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,228
		122,673
Software — 0.6%
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,251
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	2,346	2,323
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	6,112	6,007
5.13%, 4/15/2029 (a)	1,125	1,102
OAK-Eagle Acquireco, Inc. 7.25%, 7/1/2033 (a)	3,665	3,822
Oracle Corp.
3.90%, 5/15/2035	1,500	1,291
5.70%, 2/4/2036	2,062	2,026
3.85%, 7/15/2036	1,705	1,432
3.65%, 3/25/2041	3,350	2,453
4.13%, 5/15/2045	5,145	3,660
6.55%, 2/4/2046	10,209	9,844
4.00%, 7/15/2046	1,380	960
3.95%, 3/25/2051	4,013	2,636
5.38%, 9/27/2054	428	343
4.38%, 5/15/2055	7,026	4,817
6.00%, 8/3/2055	31,588	27,697
6.70%, 2/4/2056	20,025	19,286
6.85%, 2/4/2066	19,935	19,096
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	4,944
Roper Technologies, Inc.
4.45%, 9/15/2030	3,630	3,577
1.75%, 2/15/2031	1,165	1,010
4.75%, 2/15/2032	2,620	2,588
4.90%, 10/15/2034	10,280	9,930
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,359	3,359
6.50%, 6/1/2032 (a)	2,580	2,603
Synopsys, Inc.
5.00%, 4/1/2032	9,252	9,309
5.70%, 4/1/2055	6,004	5,854
		156,220
Specialized REITs — 0.2%
Crown Castle, Inc. 2.50%, 7/15/2031	11,859	10,561
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,282
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	7,104	7,079

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
5.25%, 3/15/2028 (a)	1,027	1,027
4.88%, 9/15/2029 (a)	1,642	1,613
5.25%, 7/15/2030 (a)	2,880	2,849
6.25%, 1/15/2033 (a)	2,285	2,320
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,156	2,186
6.25%, 9/15/2032 (a)	1,045	1,050
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,360
SBA Communications Corp. 3.13%, 2/1/2029	6,021	5,775
		40,102
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,887	3,860
4.75%, 3/1/2030	1,454	1,415
Bath & Body Works, Inc.
7.50%, 6/15/2029	7,028	7,133
6.88%, 11/1/2035	1,753	1,754
6.75%, 7/1/2036	2,170	2,141
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (g)	354	— (l)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	6,062	5,675
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	11,816
3.63%, 4/15/2052	2,585	1,861
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	444	442
3.88%, 6/1/2029 (a)	3,540	3,393
5.50%, 10/1/2030 (a)	808	801
4.38%, 1/15/2031 (a)	1,867	1,769
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,848
PetSmart LLC 7.50%, 9/15/2032 (a)	4,313	4,346
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	3,487	3,418
		54,672
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	757
2.70%, 8/5/2051	11,155	6,898
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	3,589	3,518
3.13%, 7/15/2029 (a)	2,141	1,960
4.13%, 1/15/2031 (a)	3,545	3,385
8.50%, 7/15/2031 (a)	2,716	2,840
9.63%, 12/1/2032 (a)	800	889
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	1,456
		21,703

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	5,590	5,563
2.45%, 2/4/2032	3,883	3,421
5.63%, 2/6/2035	7,990	8,209
3.40%, 2/4/2041	9,538	7,273
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,858
2.26%, 3/25/2028	267	257
4.39%, 8/15/2037	24,553	22,462
5.65%, 3/16/2052	6,410	6,042
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	28,540
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	17,171	17,564
5.85%, 6/15/2035 (a)	5,490	5,756
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,646
5.63%, 9/7/2033	13,190	13,777
5.25%, 2/13/2034	13,569	13,820
4.38%, 11/15/2041	11,926	10,467
		154,655
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	6,548	6,804
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	3,257	3,319
United Rentals North America, Inc.
4.88%, 1/15/2028	3,309	3,310
5.25%, 1/15/2030	4,585	4,586
4.00%, 7/15/2030	6,610	6,316
5.38%, 11/15/2033 (a)	5,342	5,275
6.13%, 3/15/2034 (a)	4,440	4,557
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,207	3,213
6.38%, 3/15/2029 (a)	4,557	4,659
5.25%, 4/15/2031 (a)	862	854
6.63%, 3/15/2032 (a)	2,445	2,522
6.38%, 3/15/2033 (a)	1,075	1,104
		46,519
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	585
5.15%, 3/1/2034	3,400	3,461
		4,046
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	7,286	7,559
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,764
3.38%, 4/15/2029	14,785	14,349

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
5.05%, 7/15/2033	2,300	2,315
6.70%, 12/15/2033	2,918	3,209
3.40%, 10/15/2052	8,020	5,338
5.50%, 1/15/2055	1,890	1,767
		45,301
Total Corporate Bonds (Cost $8,629,189)		8,517,770
Mortgage-Backed Securities — 19.8%
FHLMC
Pool # 1G1861, ARM, 6.17%, 3/1/2036 (i)	10	10
Pool # 1J1380, ARM, 6.84%, 3/1/2036 (i)	2	2
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (i)	6	6
Pool # 1Q0476, ARM, 6.55%, 10/1/2037 (i)	31	32
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	3	3
Pool # G30591, 6.00%, 2/1/2028	26	26
Pool # D98914, 4.00%, 1/1/2032	793	783
Pool # G31099, 4.00%, 1/1/2038	4,640	4,527
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	1	2
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	4	4
Pool # C21930, 6.00%, 2/1/2029	2	2
Pool # C00785, 6.50%, 6/1/2029	2	2
Pool # A27201, 6.50%, 3/1/2032	5	5
Pool # A13067, 4.00%, 9/1/2033	12	12
Pool # G60154, 5.00%, 2/1/2034	3,413	3,432
Pool # G60214, 5.00%, 7/1/2035	3,344	3,365
Pool # C02641, 7.00%, 10/1/2036	11	12
Pool # C02660, 6.50%, 11/1/2036	19	20
Pool # G06172, 5.50%, 12/1/2038	473	486
Pool # G06576, 5.00%, 9/1/2040	1,859	1,879
Pool # A96733, 4.50%, 2/1/2041	4,089	4,056
Pool # G06493, 4.50%, 5/1/2041	188	186
Pool # G61864, 5.50%, 6/1/2041	1,633	1,684
Pool # Q05956, 4.50%, 2/1/2042	689	681
Pool # Q11285, 3.50%, 9/1/2042	1,482	1,401
Pool # Q12174, 3.50%, 10/1/2042	1,770	1,672
Pool # G07239, 3.00%, 12/1/2042	1,801	1,647
Pool # Q13796, 3.50%, 12/1/2042	2,630	2,485
Pool # Q15767, 3.00%, 2/1/2043	1,443	1,323
Pool # Q33869, 4.00%, 6/1/2045	1,580	1,501
Pool # G61462, 4.00%, 7/1/2045	6,628	6,403
Pool # Q37784, 3.50%, 12/1/2045	1,306	1,216
Pool # Q39092, 4.00%, 2/1/2046	1,905	1,824

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q39412, 3.50%, 3/1/2046	630	585
Pool # Q40797, 3.50%, 5/1/2046	2,740	2,545
Pool # Q40922, 3.50%, 6/1/2046	741	688
Pool # Q41602, 3.50%, 7/1/2046	343	319
Pool # Q42079, 3.50%, 7/1/2046	294	273
Pool # Q42657, 3.50%, 8/1/2046	3,937	3,655
Pool # Q42656, 4.00%, 8/1/2046	414	394
Pool # Q43241, 3.50%, 9/1/2046	3,348	3,106
Pool # Q43237, 4.00%, 9/1/2046	804	765
Pool # G61565, 4.50%, 4/1/2048	10,252	10,046
Pool # Z40179, 4.00%, 7/1/2048	4,061	3,850
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	33	34
Pool # U89009, 3.50%, 9/1/2032	156	152
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,242
Pool # U80074, 3.50%, 10/1/2032	447	434
Pool # WA3237, 3.55%, 11/1/2032	14,199	13,407
Pool # WN1167, 4.17%, 10/1/2034	19,415	18,790
Pool # G20028, 7.50%, 12/1/2036	33	34
Pool # U90690, 3.50%, 6/1/2042	700	655
Pool # U90975, 4.00%, 6/1/2042	161	155
Pool # U90230, 4.50%, 9/1/2042	422	418
Pool # U90281, 4.00%, 10/1/2042	439	424
Pool # U92021, 5.00%, 9/1/2043	752	744
Pool # U99076, 4.50%, 12/1/2043	1,641	1,635
Pool # U99084, 4.50%, 2/1/2044	1,278	1,264
Pool # U92996, 3.50%, 6/1/2045	172	160
Pool # U93026, 3.50%, 7/1/2045	414	387
Pool # U99134, 4.00%, 1/1/2046	1,862	1,788
Pool # U93155, 3.50%, 5/1/2046	387	360
Pool # U93158, 3.50%, 6/1/2046	291	270
Pool # U93167, 3.50%, 7/1/2046	392	363
Pool # U93172, 3.50%, 7/1/2046	454	423
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	5,924	5,621
Pool # SD8089, 2.50%, 7/1/2050	31,539	26,689
Pool # RA3605, 2.50%, 10/1/2050	56,556	47,966
Pool # RA5276, 2.50%, 5/1/2051	10,443	8,865
Pool # RA5801, 2.50%, 9/1/2051	7,241	6,188
Pool # QC9443, 2.50%, 10/1/2051	16,366	14,020
Pool # RA6135, 2.50%, 10/1/2051	13,322	11,413
Pool # RA6350, 3.00%, 11/1/2051	6,787	5,983
Pool # SD2968, 2.00%, 12/1/2051	12,477	10,139
Pool # RA6459, 2.50%, 12/1/2051	11,083	9,284
Pool # QD4350, 3.00%, 1/1/2052	18,506	16,314
Pool # SD8190, 3.00%, 1/1/2052	9,462	8,294
Pool # SD3952, 2.50%, 3/1/2052	20,154	17,256

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # RA6988, 3.00%, 3/1/2052	21,069	18,514
Pool # SD2301, 3.50%, 3/1/2052	18,091	16,571
Pool # SD7145, 2.50%, 4/1/2052	26,282	22,466
Pool # SD7554, 2.50%, 4/1/2052	14,281	12,228
Pool # SL1568, 2.50%, 5/1/2052	29,068	24,751
Pool # SD3015, 3.00%, 5/1/2052	28,285	24,766
Pool # RA7468, 4.00%, 6/1/2052	43,389	41,057
Pool # SD1293, 4.50%, 7/1/2052	17,430	16,822
Pool # SD1303, 4.50%, 7/1/2052	9,437	9,111
Pool # QE8091, 4.00%, 8/1/2052	26,528	24,960
Pool # QE6769, 4.50%, 8/1/2052	3,540	3,427
Pool # QE7915, 4.50%, 8/1/2052	12,425	11,972
Pool # SD1794, 4.50%, 8/1/2052	15,064	14,543
Pool # QF1849, 4.50%, 10/1/2052	11,334	10,921
Pool # QF3378, 5.00%, 11/1/2052	11,506	11,450
Pool # QF3433, 5.00%, 11/1/2052	14,865	14,821
Pool # QF5369, 5.00%, 12/1/2052	15,442	15,396
Pool # RA8766, 5.00%, 3/1/2053	30,504	30,297
Pool # SL0784, 4.50%, 8/1/2053	24,532	23,738
Pool # SL2912, 4.50%, 9/1/2053	1,953	1,886
Pool # SL1956, 4.50%, 6/1/2054	36,795	35,635
Pool # RJ1781, 6.00%, 6/1/2054	9,152	9,467
Pool # RJ2912, 5.50%, 11/1/2054	26,639	26,972
Pool # RJ2914, 5.50%, 11/1/2054	46,588	47,046
Pool # SL1998, 4.00%, 1/1/2055	46,055	43,338
FNMA
Pool # 766610, ARM, 5.91%, 1/1/2034 (i)	8	8
Pool # 823660, ARM, 5.84%, 5/1/2035 (i)	21	22
Pool # 910181, ARM, 5.82%, 3/1/2037 (i)	7	8
Pool # 888304, ARM, 5.29%, 4/1/2037 (i)	1	1
Pool # 888750, ARM, 6.04%, 4/1/2037 (i)	11	12
Pool # 948208, ARM, 5.59%, 7/1/2037 (i)	5	5
FNMA UMBS, 15 Year Pool # CA4723, 3.50%, 11/1/2034	2,649	2,579
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	40	39
Pool # BM3254, 4.00%, 1/1/2038	3,562	3,465
Pool # BM3566, 4.00%, 2/1/2038	3,628	3,545
Pool # CA1234, 4.00%, 2/1/2038	1,452	1,409
Pool # CA1238, 4.00%, 2/1/2038	1,379	1,340
Pool # FS0795, 3.00%, 1/1/2042	9,085	8,294
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 252570, 6.50%, 7/1/2029	3	3
Pool # 517679, 6.50%, 7/1/2029	13	14
Pool # 323866, 6.50%, 8/1/2029	2	2
Pool # 995656, 7.00%, 6/1/2033	36	38
Pool # AL6168, 5.00%, 9/1/2033	1,754	1,750

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 725229, 6.00%, 3/1/2034	275	283
Pool # AA0918, 5.50%, 9/1/2034	59	60
Pool # 735503, 6.00%, 4/1/2035	29	30
Pool # 745948, 6.50%, 10/1/2036	5	5
Pool # AL0379, 8.00%, 12/1/2036	183	190
Pool # 995149, 6.50%, 10/1/2038	16	16
Pool # 995504, 7.50%, 11/1/2038	23	24
Pool # AC3237, 5.00%, 10/1/2039	202	204
Pool # AL0038, 5.00%, 2/1/2041	1,693	1,709
Pool # AX5292, 5.00%, 1/1/2042	7,029	7,096
Pool # BM1065, 5.50%, 2/1/2042	2,652	2,731
Pool # AL2059, 4.00%, 6/1/2042	5,471	5,300
Pool # AB7575, 3.00%, 1/1/2043	1,341	1,223
Pool # AR6380, 3.00%, 2/1/2043	1,789	1,634
Pool # 890564, 3.00%, 6/1/2043	2,279	2,081
Pool # AT5907, 4.00%, 6/1/2043	3,151	3,038
Pool # AL6848, 5.00%, 6/1/2044	668	675
Pool # BA2343, 4.00%, 9/1/2045	1,866	1,782
Pool # BE5080, 3.50%, 4/1/2046	3,756	3,470
Pool # BA1210, 3.50%, 5/1/2046	523	485
Pool # BA7485, 3.50%, 6/1/2046	493	457
Pool # BC2969, 3.50%, 6/1/2046	393	364
Pool # BD1371, 3.50%, 6/1/2046	163	151
Pool # BA7492, 4.00%, 6/1/2046	548	524
Pool # BC9368, 4.00%, 6/1/2046	2,096	1,993
Pool # BD1372, 4.00%, 6/1/2046	744	708
Pool # BD2956, 3.50%, 7/1/2046	3,957	3,668
Pool # BD5456, 3.50%, 8/1/2046	1,359	1,260
Pool # BM1169, 4.00%, 9/1/2046	5,991	5,744
Pool # BE0280, 3.50%, 10/1/2046	1,343	1,246
Pool # AS8335, 4.50%, 11/1/2046	3,372	3,308
Pool # FS0976, 2.50%, 3/1/2047	5,148	4,396
Pool # BM1906, 4.00%, 5/1/2047	3,494	3,332
Pool # AS9811, 5.00%, 6/1/2047	1,101	1,105
Pool # BH7565, 4.00%, 8/1/2047	7,353	6,988
Pool # BM3500, 4.00%, 9/1/2047	3,011	2,914
Pool # CA0346, 4.50%, 9/1/2047	4,272	4,185
Pool # BH6687, 4.00%, 11/1/2047	930	885
Pool # BM3044, 4.00%, 11/1/2047	2,764	2,627
Pool # BE8347, 4.00%, 12/1/2047	478	455
Pool # BJ5254, 4.00%, 12/1/2047	2,103	1,999
Pool # BM3499, 4.00%, 12/1/2047	26,366	25,059
Pool # BH6689, 4.00%, 1/1/2048	580	551
Pool # BJ7311, 4.00%, 1/1/2048	11,515	10,948
Pool # BJ8238, 4.00%, 1/1/2048	4,250	4,039
Pool # BJ8265, 4.00%, 1/1/2048	2,026	1,925
Pool # BK1008, 4.00%, 1/1/2048	907	862
Pool # BJ4617, 4.00%, 2/1/2048	2,587	2,466

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ5772, 4.00%, 2/1/2048	2,953	2,791
Pool # BK1581, 4.00%, 2/1/2048	490	466
Pool # FM0035, 3.50%, 3/1/2048	4,640	4,294
Pool # BJ5803, 4.00%, 3/1/2048	2,212	2,091
Pool # BK1963, 4.00%, 3/1/2048	1,878	1,790
Pool # BM3665, 4.00%, 3/1/2048	10,625	10,115
Pool # BJ5789, 4.50%, 3/1/2048	847	819
Pool # BE2789, 4.00%, 4/1/2048	797	753
Pool # CA1710, 4.50%, 5/1/2048	2,045	1,996
Pool # BK5943, 5.00%, 6/1/2048	582	589
Pool # BK4130, 4.50%, 7/1/2048	43	42
Pool # BK6562, 4.50%, 7/1/2048	970	943
Pool # BK6589, 4.50%, 7/1/2048	869	843
Pool # BN0133, 4.00%, 8/1/2048	1,115	1,060
Pool # BK9292, 5.00%, 8/1/2048	2,086	2,114
Pool # CA4662, 3.50%, 9/1/2048	4,344	3,976
Pool # BN1312, 4.00%, 9/1/2048	4,926	4,681
Pool # 890863, 5.00%, 9/1/2048	10,424	10,798
Pool # BN0234, 5.00%, 9/1/2048	955	968
Pool # MA3496, 4.50%, 10/1/2048	1,326	1,294
Pool # BN0861, 5.00%, 10/1/2048	715	712
Pool # BK9556, 4.00%, 12/1/2048	2,127	2,020
Pool # BK1176, 5.00%, 1/1/2049	1,282	1,282
Pool # BK8748, 4.50%, 5/1/2049	3,528	3,422
Pool # BO2428, 3.50%, 7/1/2049	2,156	1,981
Pool # BO0592, 4.00%, 7/1/2049	511	484
Pool # CA5702, 2.50%, 5/1/2050	19,361	16,533
Pool # BP6439, 2.50%, 7/1/2050	36,127	30,309
Pool # CA6361, 2.50%, 7/1/2050	18,618	15,950
Pool # CA6708, 2.50%, 8/1/2050	11,073	9,507
Pool # CA6989, 2.50%, 9/1/2050	22,060	18,864
Pool # CA7528, 2.50%, 10/1/2050	81,218	68,236
Pool # FM5179, 2.00%, 12/1/2050	20,501	16,659
Pool # FM5173, 2.50%, 12/1/2050	19,963	17,109
Pool # CA8862, 2.50%, 1/1/2051	19,040	16,347
Pool # FM5778, 2.50%, 2/1/2051	21,009	18,016
Pool # BR6358, 2.00%, 3/1/2051	7,790	6,297
Pool # BR4928, 2.00%, 4/1/2051	73,617	59,417
Pool # CB0189, 3.00%, 4/1/2051	4,784	4,244
Pool # CB0458, 2.50%, 5/1/2051	27,444	23,206
Pool # CB0674, 2.50%, 5/1/2051	18,319	15,549
Pool # FM7957, 2.50%, 7/1/2051	10,232	8,764
Pool # FS3615, 2.50%, 7/1/2051	7,712	6,550
Pool # FM8336, 2.50%, 8/1/2051	16,339	14,024
Pool # BT7165, 3.00%, 8/1/2051	5,055	4,452
Pool # BT7188, 3.00%, 8/1/2051	6,859	6,055
Pool # CB1411, 3.00%, 8/1/2051	19,728	17,429
Pool # BT4392, 2.50%, 9/1/2051	17,568	14,790

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB1814, 2.50%, 9/1/2051	14,957	12,624
Pool # CB1789, 2.50%, 10/1/2051	29,677	25,271
Pool # CB1901, 2.50%, 10/1/2051	16,429	14,146
Pool # FA2073, 2.50%, 10/1/2051	3,752	3,185
Pool # FM9195, 2.50%, 10/1/2051	9,363	8,021
Pool # FM9198, 2.50%, 11/1/2051	10,147	8,679
Pool # CB2093, 3.00%, 11/1/2051	41,334	36,438
Pool # CB2376, 2.50%, 12/1/2051	15,763	13,458
Pool # CB2410, 2.50%, 12/1/2051	7,485	6,312
Pool # CB2411, 2.50%, 12/1/2051	14,226	11,996
Pool # FS2559, 3.00%, 12/1/2051	6,110	5,397
Pool # FS4108, 4.00%, 12/1/2051	7,447	7,017
Pool # CB2637, 2.50%, 1/1/2052	23,518	20,152
Pool # FS8807, 3.00%, 1/1/2052	16,758	14,815
Pool # FS7409, 2.00%, 2/1/2052	38,667	31,556
Pool # BU1322, 2.50%, 2/1/2052	10,146	8,694
Pool # BV2784, 2.50%, 2/1/2052	14,221	11,970
Pool # CB2750, 2.50%, 2/1/2052	19,605	16,556
Pool # CB2869, 2.50%, 2/1/2052	28,745	24,500
Pool # FS5670, 2.50%, 2/1/2052	11,370	9,653
Pool # FS5986, 2.50%, 2/1/2052	7,944	6,805
Pool # MA4548, 2.50%, 2/1/2052	79,301	66,764
Pool # CB3031, 2.50%, 3/1/2052	34,527	29,092
Pool # FS4533, 2.50%, 3/1/2052	6,374	5,413
Pool # FS7150, 2.50%, 3/1/2052	46,540	39,504
Pool # FS0957, 3.00%, 3/1/2052	21,678	18,979
Pool # FS1954, 3.00%, 3/1/2052	21,519	19,293
Pool # FS7410, 2.00%, 4/1/2052	45,957	37,263
Pool # BV5360, 2.50%, 4/1/2052	30,210	25,436
Pool # FS5499, 2.50%, 4/1/2052	17,729	15,180
Pool # FS1538, 3.00%, 4/1/2052	56,717	50,311
Pool # CB3369, 3.50%, 4/1/2052	17,213	15,668
Pool # FS2707, 3.50%, 4/1/2052	14,766	13,530
Pool # CB3378, 4.00%, 4/1/2052	10,162	9,556
Pool # FS1255, 4.00%, 4/1/2052	6,779	6,445
Pool # CB3608, 3.50%, 5/1/2052	74,139	67,488
Pool # CB3677, 4.00%, 5/1/2052	20,617	19,395
Pool # FS4195, 3.00%, 6/1/2052	36,376	32,134
Pool # FS3577, 3.00%, 7/1/2052	21,858	19,323
Pool # CB4128, 4.50%, 7/1/2052	1,834	1,771
Pool # FS2588, 4.50%, 8/1/2052	38,770	37,430
Pool # FS3536, 4.50%, 8/1/2052	16,764	16,238
Pool # FA0839, 2.50%, 9/1/2052	14,929	12,610
Pool # FS3829, 4.50%, 9/1/2052	5,018	4,844
Pool # CB4624, 5.00%, 9/1/2052	19,236	19,069
Pool # CB4628, 5.00%, 9/1/2052	29,961	29,750
Pool # FS2982, 5.00%, 9/1/2052	14,381	14,282
Pool # BX0098, 5.00%, 10/1/2052	11,105	11,045

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FS3457, 4.50%, 11/1/2052	22,300	21,559
Pool # BW1328, 5.00%, 11/1/2052	38,721	38,335
Pool # FS3428, 4.00%, 12/1/2052	20,884	19,730
Pool # CB5907, 5.50%, 3/1/2053	14,695	14,875
Pool # FS5296, 4.50%, 5/1/2053	10,421	10,041
Pool # CB6314, 5.00%, 5/1/2053	13,920	13,802
Pool # BY4714, 5.00%, 6/1/2053	46,277	45,727
Pool # BY4776, 5.00%, 7/1/2053	39,687	39,114
Pool # BY7130, 6.00%, 9/1/2053	17,182	17,735
Pool # BY9849, 6.00%, 10/1/2053	10,192	10,521
Pool # FA1854, 4.50%, 9/1/2054	7,377	7,132
Pool # FA0229, 4.00%, 12/1/2054	54,346	51,005
Pool # CC0876, 6.00%, 8/1/2055	40,630	41,880
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	8,090	7,619
FNMA, Other
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,801
Pool # AN2689, 2.20%, 10/1/2026	5,356	5,311
Pool # AL6937, 3.53%, 12/1/2026 (i)	9	9
Pool # AN4917, 3.13%, 3/1/2027	12,138	12,034
Pool # BL3525, 2.60%, 9/1/2027	10,097	9,888
Pool # BL0497, 3.84%, 10/1/2027	4,327	4,304
Pool # AN1449, 2.97%, 4/1/2028	5,648	5,523
Pool # AN2005, 2.73%, 7/1/2028	9,144	8,855
Pool # 387807, 3.55%, 8/1/2028	6,809	6,710
Pool # AN3685, 2.69%, 12/1/2028	14,536	14,010
Pool # AN4004, 3.27%, 12/1/2028	7,817	7,641
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,356
Pool # BL0907, 3.88%, 12/1/2028	280	277
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,867
Pool # AN4349, 3.35%, 1/1/2029	7,228	7,074
Pool # AN1872, 2.90%, 5/1/2029	3,192	3,069
Pool # BL3509, 2.66%, 8/1/2029	21,045	20,024
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,766
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,737
Pool # BS5424, 3.42%, 5/1/2030	12,389	11,964
Pool # BS5172, 2.59%, 9/1/2030	8,913	8,366
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,660
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,734
Pool # AN2308, 2.87%, 8/1/2031	7,028	6,574
Pool # AN2625, 2.50%, 10/1/2031	10,481	9,575
Pool # BS3695, 1.67%, 11/1/2031	24,318	21,057
Pool # BL3368, 2.84%, 11/1/2031	4,344	4,011
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,440
Pool # BS4644, 1.99%, 1/1/2032	11,210	9,958
Pool # BS4654, 2.39%, 3/1/2032	7,221	6,517
Pool # BL6367, 1.82%, 4/1/2032	32,847	28,582
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,796
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,628

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5452, 3.09%, 5/1/2032	23,025	21,266
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,380
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,356
Pool # AO7654, 3.50%, 5/1/2032	558	542
Pool # AO5230, 3.50%, 6/1/2032	274	267
Pool # AO7057, 3.50%, 6/1/2032	295	286
Pool # AO7746, 3.50%, 6/1/2032	72	69
Pool # AO8038, 3.50%, 7/1/2032	598	578
Pool # AP0645, 3.50%, 7/1/2032	660	641
Pool # AP0682, 3.50%, 7/1/2032	718	696
Pool # AP1314, 3.50%, 8/1/2032	913	884
Pool # AQ1534, 3.50%, 10/1/2032	215	209
Pool # BS8959, 4.73%, 10/1/2032	17,812	17,954
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,621
Pool # AQ1607, 3.50%, 11/1/2032	181	177
Pool # BS7320, 4.88%, 12/1/2032	7,766	7,890
Pool # 650236, 5.00%, 12/1/2032	6	6
Pool # BS7496, 4.33%, 1/1/2033	24,161	23,836
Pool # BS7843, 3.90%, 2/1/2033	18,570	17,860
Pool # AR7961, 3.50%, 3/1/2033	218	212
Pool # BS7740, 4.11%, 4/1/2033	31,064	30,164
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,714
Pool # BS8546, 4.37%, 5/1/2033	16,163	15,952
Pool # BS9007, 4.32%, 7/1/2033	16,740	16,486
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,508
Pool # BL3453, 3.16%, 8/1/2033	14,260	12,992
Pool # BS9146, 4.35%, 8/1/2033	31,048	30,676
Pool # BS3020, 1.96%, 9/1/2033	8,251	6,878
Pool # BS9471, 4.45%, 10/1/2033	10,000	9,936
Pool # BS9182, 4.52%, 10/1/2033	13,955	13,928
Pool # BZ0430, 4.32%, 2/1/2034	23,000	22,632
Pool # BZ0420, 4.60%, 2/1/2034	50,000	49,944
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,431
Pool # BS5184, 2.67%, 4/1/2034	19,415	16,965
Pool # BS5271, 2.98%, 4/1/2034	1,391	1,257
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,123
Pool # 886320, 6.50%, 7/1/2036	6	6
Pool # BS2829, 2.14%, 8/1/2036	11,682	9,479
Pool # AO6757, 4.00%, 6/1/2042	1,057	1,017
Pool # MA1125, 4.00%, 7/1/2042	702	677
Pool # MA1213, 3.50%, 10/1/2042	3,325	3,109
Pool # MA1283, 3.50%, 12/1/2042	513	480
Pool # MA1328, 3.50%, 1/1/2043	1,737	1,625
Pool # MA1404, 3.50%, 4/1/2043	949	887
Pool # MA1462, 3.50%, 6/1/2043	469	442
Pool # MA1463, 3.50%, 6/1/2043	1,333	1,246
Pool # MA1510, 4.00%, 7/1/2043	1,028	991
Pool # MA1546, 3.50%, 8/1/2043	2,110	1,973

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AU8840, 4.50%, 11/1/2043	531	524
Pool # AV2613, 4.50%, 11/1/2043	1,398	1,377
Pool # MA1711, 4.50%, 12/1/2043	978	966
Pool # AL6167, 3.50%, 1/1/2044	7,390	6,910
Pool # MA2346, 3.50%, 6/1/2045	221	206
Pool # MA2462, 4.00%, 11/1/2045	1,678	1,609
Pool # MA2482, 4.00%, 12/1/2045	1,849	1,773
Pool # MA2519, 4.00%, 1/1/2046	1,942	1,853
Pool # BC0784, 3.50%, 4/1/2046	144	134
Pool # MA2593, 4.00%, 4/1/2046	4,377	4,176
Pool # MA2631, 4.00%, 5/1/2046	4,733	4,516
Pool # MA2658, 3.50%, 6/1/2046	1,686	1,567
Pool # MA2690, 3.50%, 7/1/2046	3,280	3,048
Pool # BF0533, 2.50%, 11/1/2050	14,956	12,826
Pool # BF0090, 3.50%, 5/1/2056	16,374	14,853
Pool # BF0131, 3.50%, 8/1/2056	22,905	20,636
Pool # BM6734, 4.00%, 8/1/2059	9,032	8,438
Pool # BF0440, 3.00%, 1/1/2060	24,733	21,450
Pool # BM7075, 3.00%, 3/1/2061	9,436	8,107
Pool # BF0584, 4.50%, 12/1/2061	5,948	5,733
Pool # BF0617, 2.50%, 3/1/2062	31,233	25,559
Pool # BF0674, 2.50%, 4/1/2062	28,632	23,430
Pool # BF0759, 2.50%, 5/1/2062	42,933	35,133
Pool # BF0673, 2.50%, 6/1/2062	15,231	12,464
Pool # BF0654, 3.00%, 6/1/2062	18,594	15,930
Pool # BF0655, 3.50%, 6/1/2062	14,289	12,831
Pool # BF0677, 4.00%, 9/1/2062	38,468	35,570
Pool # BF0694, 2.50%, 12/1/2062	23,297	19,500
Pool # BF0700, 2.50%, 12/1/2062	20,300	16,612
Pool # BF0732, 2.50%, 6/1/2063	12,339	10,151
Pool # BF0733, 3.00%, 6/1/2063	47,783	40,935
Pool # BF0736, 4.00%, 6/1/2063	49,896	46,138
Pool # BF0770, 4.50%, 9/1/2063	17,135	16,452
Pool # BF0809, 4.00%, 4/1/2064	12,752	11,902
Pool # BF0810, 4.50%, 4/1/2064	20,119	19,392
Pool # BF0812, 4.50%, 4/1/2064	16,636	15,973
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.50%, 6/25/2056 (j)	59,355	56,975
GNMA I, 30 Year
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	2	2
Pool # 781118, 6.50%, 10/15/2029	5	5
Pool # 783867, 6.00%, 8/15/2036	1,013	1,055
Pool # AS4934, 4.50%, 5/15/2046	347	340
Pool # AT7538, 4.00%, 7/15/2046	2,818	2,677
Pool # AT7652, 4.00%, 8/15/2046	1,800	1,702
Pool # BM1819, 5.00%, 4/15/2049	2,104	2,145
GNMA II
Pool # CK2783, ARM, 5.48%, 2/20/2072 (i)	33,810	35,318

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CL4592, ARM, 5.34%, 3/20/2072 (i)	18,333	19,081
Pool # CK2802, ARM, 5.43%, 3/20/2072 (i)	18,571	19,390
Pool # CK2795, ARM, 5.47%, 3/20/2072 (i)	43,140	45,113
Pool # CM9946, ARM, 5.47%, 3/20/2072 (i)	11,422	11,944
Pool # CM9934, ARM, 5.50%, 3/20/2072 (i)	12,769	13,330
Pool # CK2792, ARM, 5.52%, 3/20/2072 (i)	28,894	30,306
Pool # CL8122, ARM, 5.52%, 3/20/2072 (i)	31,006	32,540
Pool # CK2804, ARM, 5.43%, 4/20/2072 (i)	31,809	33,235
Pool # BL8377, ARM, 5.51%, 4/20/2072 (i)	19,170	20,150
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	—	—
Pool # 2457, 7.50%, 7/20/2027	2	2
Pool # 2538, 8.00%, 1/20/2028	—	—
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	86	89
Pool # 5020, 7.50%, 5/20/2032	32	33
Pool # 738210, 7.00%, 6/20/2032	76	77
Pool # 738062, 6.00%, 11/20/2032	110	112
Pool # 738059, 6.00%, 10/20/2033	79	80
Pool # 738049, 6.00%, 3/20/2035	85	86
Pool # 737987, 6.00%, 4/20/2036	5	5
Pool # 737975, 6.00%, 9/20/2036	7	7
Pool # 5034, 7.00%, 8/20/2038	6	6
Pool # 4245, 6.00%, 9/20/2038	33	34
Pool # 4930, 7.00%, 10/20/2038	94	97
Pool # 4964, 7.00%, 12/20/2038	6	6
Pool # 4872, 7.00%, 1/20/2039	76	79
Pool # 5072, 6.50%, 10/20/2039	33	35
Pool # 5218, 6.50%, 10/20/2039	75	80
Pool # AS8103, 3.50%, 6/20/2046	1,025	929
Pool # AS8104, 3.75%, 6/20/2046	934	862
Pool # AS8105, 4.00%, 6/20/2046	758	709
Pool # AS8106, 3.50%, 7/20/2046	1,391	1,264
Pool # AS8107, 3.75%, 7/20/2046	1,692	1,564
Pool # AY0571, 4.50%, 11/20/2047	2,875	2,775
Pool # BB8791, 4.00%, 12/20/2047	2,962	2,757
Pool # BD6195, 4.00%, 1/20/2048	2,797	2,603
Pool # BE9507, 4.50%, 3/20/2048	1,350	1,315
Pool # BG2382, 4.50%, 3/20/2048	1,039	1,007
Pool # BA7568, 4.50%, 4/20/2048	3,873	3,757
Pool # BD0512, 5.00%, 4/20/2048	1,230	1,220
Pool # BD0532, 5.00%, 6/20/2048	2,606	2,585
Pool # BG3833, 4.50%, 7/20/2048	5,613	5,444
Pool # BD0549, 5.00%, 8/20/2048	1,772	1,740

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BH9109, 4.50%, 10/20/2048	3,359	3,243
Pool # BJ7085, 5.00%, 12/20/2048	2,216	2,249
Pool # BK7188, 4.50%, 2/20/2049	1,688	1,644
Pool # BK7189, 5.00%, 2/20/2049	1,983	1,998
Pool # BN2622, 4.00%, 6/20/2049	5,443	5,152
Pool # BM9677, 4.50%, 6/20/2049	3,040	2,981
Pool # BM9683, 5.00%, 6/20/2049	3,205	3,241
Pool # BJ1310, 4.50%, 7/20/2049	3,670	3,642
Pool # BO2717, 4.50%, 7/20/2049	4,887	4,899
Pool # BO3146, 4.50%, 7/20/2049	2,428	2,379
Pool # BO3147, 4.50%, 7/20/2049	2,215	2,147
Pool # BO3157, 4.50%, 7/20/2049	2,203	2,163
Pool # BO3158, 4.50%, 7/20/2049	1,456	1,427
Pool # BO3159, 4.50%, 7/20/2049	631	608
Pool # BM9690, 5.00%, 7/20/2049	839	849
Pool # BM9701, 4.50%, 8/20/2049	7,047	6,785
Pool # MA7534, 2.50%, 8/20/2051	25,817	22,100
Pool # CH2866, 3.50%, 10/20/2051	13,265	12,175
Pool # CH2907, 3.50%, 10/20/2051	8,481	7,784
Pool # CH2908, 3.50%, 10/20/2051	3,012	2,741
Pool # CH2964, 3.50%, 10/20/2051	7,496	6,917
Pool # CJ3728, 3.50%, 11/20/2051	954	869
Pool # 786362, 3.00%, 2/20/2052	9,520	8,346
Pool # MA7883, 3.50%, 2/20/2052	6,815	6,201
Pool # MA7936, 2.50%, 3/20/2052	74,500	63,788
Pool # CL5064, 3.50%, 3/20/2052	11,905	10,735
Pool # CM2176, 3.50%, 3/20/2052	4,922	4,528
Pool # CL5137, 4.00%, 4/20/2052	7,786	7,283
Pool # MA8097, 2.50%, 6/20/2052	6,141	5,258
Pool # MA8148, 3.00%, 7/20/2052	63,532	56,596
Pool # MA8196, 2.00%, 8/20/2052	17,384	14,284
Pool # MA8200, 4.00%, 8/20/2052	21,142	19,835
Pool # MA8796, 3.00%, 4/20/2053	15,121	13,546
Pool # 786842, 4.00%, 4/20/2053	33,103	31,159
Pool # CS4391, 5.50%, 7/20/2053	16,953	17,151
Pool # MA9100, 2.50%, 8/20/2053	22,412	19,236
Pool # MA9419, 3.50%, 1/20/2054	20,145	18,621
Pool # DL3306, 6.50%, 8/20/2055	30,632	32,494
GNMA II, Single Family, 30 Year
TBA, 5.00%, 6/15/2056 (j)	260,500	257,223
TBA, 5.50%, 6/15/2056 (j)	45,000	45,278
Par Health, Inc. 0.00%, 10/11/2026 ‡	14,228	14,114
Total Mortgage-Backed Securities (Cost $5,141,110)		5,084,112
Asset-Backed Securities — 12.9%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	7,453	676
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	2,508	141

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	292	282
Accelerated LLC Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	1,805	1,631
Air Canada Pass-Through Trust (Canada)
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,027	2,009
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	579	571
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,630	5,357
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	719	681
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,533	1,505
Series 2016-2, Class AA, 3.20%, 6/15/2028	568	552
Series 2016-3, Class AA, 3.00%, 10/15/2028	722	698
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	2,942	2,954
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	13,203
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,355
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	26,129
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	20,998
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (h)	20,175	19,430
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	6,069
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	6,517	6,343
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	2,509	2,415
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,943	2,978
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	3,250	3,299
Series 2023-8A, Class D, 7.52%, 2/20/2030 (a)	6,750	6,783
Series 2024-1A, Class D, 7.20%, 6/20/2030 (a)	7,812	7,898
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	13,002	13,072
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,360	8,438
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,158
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.97%, 6/25/2043 (i)	83	83
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	23,642	23,671
7.12%, 7/16/2054 ‡	29,904	29,716
BRAVO Residential Funding Trust Series 2026-CES1, Class A1A, 5.25%, 4/25/2056 (a) (h)	13,739	13,718
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,675
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,141
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,118
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	26,250	27,122
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	13,900	14,346
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	32,500	33,334
Series 2025-4, Class D, 5.41%, 8/15/2031	19,555	19,642
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	17,950	18,355
Series 2025-1, Class E, 7.46%, 2/17/2032 (a)	26,790	27,258
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	551	536

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	348	340
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,048	1,013
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	385	366
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	4,916	4,885
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	9,383	9,317
BXG Receivables Note Trust Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	9,672	9,814
Camden 0.00%, 9/15/2031 ‡	19,747	19,395
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	1
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,478	5,245
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,497	4,249
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,604
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	9,101
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	5,859	5,757
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,109
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	19,032
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	16,503	15,506
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,108
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,178
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (h)	12,957	10,399
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	8	8
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (h)	1,652	1,641
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (h)	1,906	1,889
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,499
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.13%, 6/25/2040 (a) (i)	803	51
CoreVest American Finance Trust Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (i)	3,154	3,137
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	5,519	5,527
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	33,783
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	966	967
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,052
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,238
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,457
7.68%, 4/17/2034 ‡	38,893	39,087
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,350
Credit One (Nigeria) 6.47%, 2/25/2029 ‡ (a)	30,000	29,982
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.45%, 3/25/2034 (i)	13	14
Series 2004-1, Class 3A, 4.26%, 4/25/2034 (i)	288	275
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.60%, 10/25/2034 (i)	31	31
D2 Multifamily Credit Issuer Ltd. (Cayman Islands) Series 2026-FL1, Class A, 5.11%, 11/19/2043 (a) (i)	19,140	19,157
Dec
6.02%, 3/13/2030 ‡ (a)	18,000	18,000
6.91%, 1/15/2031 ‡ (a)	10,000	10,000

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,241	2,214
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,526	3,414
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	3,229	3,248
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 (a)	27,148	27,121
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 (a)	20,310	20,435
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	5,695	5,737
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043	4,277	4,370
Series 2023-1A, Class B, 12.73%, 11/30/2043	5,075	5,187
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,590
DT Auto Owner Trust
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	11,500	12,062
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	12,880	13,574
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 (a)	3,562	3,109
EJ Hugoton
Series 2026-1 B, 10.29%, 10/10/2041 ‡	29,000	29,000
Series 2026-1 B, 14.50%, 10/10/2041 ‡	13,500	13,500
Series 2026-1 B, 14.10%, 12/15/2041 ‡	6,266	6,266
Elara HGV Timeshare Issuer LLC Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	759	726
Energy Assets 8.11%, 8/25/2044 ‡	8,247	8,293
EQV ABS Issuer LLC 10.76%, 12/15/2040 ‡	14,148	14,183
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,487
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	32,814
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	34,665
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,623
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,203
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,632
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,343
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,386
Series 2025-1A, Class E, 7.48%, 9/15/2032 (a)	5,000	5,167
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	6,368	6,388
FIGRE Trust Series 2026-HE4, Class A, 5.30%, 5/25/2056 (a) (i)	27,194	27,088
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	31,672
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	6,422
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,640
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	19,849
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	16,754
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	14,485
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	10,469
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	9,159
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	26,424
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	10,814
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	7,766	7,533
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (i)	21,942	21,260

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (i)	40,000	39,638
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,713
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,461
Series 2020-GT1, Class A, 4.45%, 1/25/2028 (a) (i)	14,562	14,367
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class B, 6.90%, 5/15/2031 ‡ (a)	6,875	6,892
Series 2025-TWO, Class C, 12.52%, 5/15/2031 ‡ (a)	7,700	7,738
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,225
FTF 3.00%, 8/15/2026 ‡	5,054	3,538
FW Energy Asset Issuer LLC 7.15%, 8/25/2044 ‡	26,831	27,128
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (i)	48	49
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (a)	31,946	32,134
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,306	4,305
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	4,570	4,580
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	14,065
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,432
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,159
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,629
Series 2025-3A, Class E, 6.52%, 8/16/2032 (a)	3,400	3,409
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,901
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (i)	2,998	2,781
Series 2023-1A, Class A, 5.90%, 1/17/2061 (a)	17,256	17,074
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	19,853	19,850
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	523	485
Series 2016-1A, Class B, 5.24%, 10/15/2052 (a)	394	351
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	3,389	3,048
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	16,547	16,375
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	9,420
Grene Energy Senio0.00, 1/25/2027‡	5,236	4,242
Grit Parent, Inc. 10.00%, 3/27/2030 ‡	50,000	49,500
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 (a)	1,464	1,336
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	1,205	1,125
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 (a)	1,503	1,318
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 (a)	791	768
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	363	339
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	1,353	1,282
Series 2017-2A, Class A2, 4.07%, 9/20/2048 (a)	1,361	1,279
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,458
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	1,168	1,168
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	1,637	1,677
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,219	1,225

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	4,376	4,340
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	697	687
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	2,136	2,131
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,195	7,109
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,709
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,814	11,876
HPA (Australia) 3.95%, 7/10/2026 ‡	5,646	5,589
Identity Digital Capital LLC 6.79%, 3/20/2065 ‡	23,800	23,705
Ista Jet Seri 6.97%, 4/5/2032 ‡ (a)	39,468	39,468
JBHP 10.28%, 4/14/2041 ‡	10,500	10,500
Jonah 0.00%, 12/10/2037 ‡ (a)	14,839	14,854
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 (a)	7,591	7,691
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,113
Series 2025-1A, Class A2, 7.36%, 12/10/2040 (a)	33,575	33,465
Series 2025-1A, Class B, 11.25%, 12/10/2040 (a)	14,769	14,745
Series 2025-2A, Class A2, 6.62%, 1/10/2041 ‡ (a)	13,198	13,212
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.89%, 9/25/2037 ‡ (a) (i)	1,152	20
Series 2012-2, Class A, IO, 0.90%, 8/25/2038 (a) (i)	1,029	16
Series 2013-2, Class A, IO, 1.77%, 3/25/2039 (a) (i)	848	21
Koda Gnb ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	16,433	16,641
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	1,613	1,619
Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,214	2,553
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	737	737
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	918
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	17,255
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	13,307
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	12,045
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	9,420	9,736
Series 2026-1A, Class D, 5.90%, 11/20/2035 (a)	4,500	4,474
Liberty 7.25%, 5/14/2031 ‡	75,000	75,062
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	162	162
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	13,100	12,626
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,740
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,973
Series 2025-AA, Class E, 8.64%, 5/20/2038 (a)	10,000	10,228
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	9,845	9,773
Mercury Financial Credit Card Master Trust
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	25,000	24,844
Series 2026-1A, Class C, 8.45%, 2/20/2032 (a)	18,700	18,520
Series 2026-1A, Class D, 11.85%, 2/20/2032 (a)	14,900	14,763

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Midcon Energy Asset Issuer LLC
5.31%, 2/27/2051 ‡ (i)	7,556	7,556
6.53%, 2/27/2051 ‡	9,768	9,768
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	3	3
Series 2005-1, Class M1, 6.11%, 1/15/2040	66	66
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	371	372
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	450	452
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	185	187
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	10,830	10,827
Mpire Frn
Series 2026, 8.29%, 9/13/2030 ‡ (a)	21,981	22,043
Series 2026, 11.16%, 9/19/2030 ‡ (a)	9,284	9,310
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	2,750	2,765
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	3,443	3,552
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	2,999	3,096
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	5,059	5,148
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.84%, 11/25/2033 (h)	144	142
Nexgen, Inc. 0.00%, 11/16/2033 ‡ (i)	20,988	20,962
Nexus Nova 6.50%, 11/8/2028 ‡	18,000	18,001
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	4,917	4,868
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,789
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,016
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,548
Oneslt 8.00%, 12/15/2030 ‡	17,979	17,979
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	662	653
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	995	987
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	10,910	10,913
P2 Series 2021 A1, 0.00%, 12/20/2031 ‡ (a)	29,145	29,128
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	24,816
Piper ABS Issuer I LLC Series 2025-1A, Class B, 9.81%, 1/15/2046 ‡	23,384	23,384
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,322
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	21,029
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,718
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,458
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,905
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	12,092
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,749
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	12,102
Prometheus 0.00%, 9/12/2029 ‡	40,800	40,392
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	9,876	9,837
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	31,303	31,303
Raisa Funding LLC 11.71%, 6/15/2038 ‡	7,322	7,530

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Rcfii Baml Frn 0.00%, 12/17/2026 ‡ (a)	12,439	12,393
RCKT Mortgage Trust Series 2026-CES2, Class A1A, 4.76%, 2/25/2056 (a) (h)	38,148	37,746
Renew
12.50, 12/20/2049‡	428,760	15,678
Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	694	639
Series 2017-2A, Class A, 3.22%, 9/22/2053 (a)	7,613	6,838
Series 2023-1A, Class A, 5.90%, 11/20/2058 (a)	8,564	8,621
Retium-rcaf 0.00%, 12/17/2026 ‡ (a)	8,620	8,588
Revolution III Abs LLC
6.18%, 3/28/2046 ‡	17,692	17,692
9.76%, 3/28/2046 ‡	4,779	4,779
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,543
Series 2023-2, Class C, 5.47%, 12/16/2030	23,085	23,296
Series 2022-5, Class D, 5.67%, 12/16/2030	31,674	31,856
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,476
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,137
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,126	4,142
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,839
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (h)	117	100
Sierra Timeshare Receivables Funding LLC
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	2,158	2,158
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	1,860	1,926
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,368	1,428
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	1,593	1,663
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,044	1,062
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	1,324	1,379
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,930	1,930
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	707	720
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 3.78%, 6/25/2037 (i)	617	427
SRT Issuer I LLC 0.00%, 7/7/2031 ‡ (i)	43,000	42,946
SRT Issuer LLC 0.00%, 12/7/2031 ‡ (i)	43,000	43,019
Stream Innovations Issuer Trust Series 2025-1A, Class D, 8.40%, 9/15/2045 (a)	2,452	2,503
Towd Point Mortgage Trust
Series 2026-CES1, Class A1, 4.96%, 1/25/2066 (a) (h)	35,046	34,796
Series 2026-FIX2, Class A1A, 5.31%, 4/25/2066 (a) (h)	17,793	17,743
Ucielo 2025-assi 10.51%, 8/9/2033 ‡	212	213
Ucielo 2025-assic
8.01%, 8/9/2033 ‡	100	100
10.51%, 8/9/2033 ‡	275	275
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 9/3/2026	663	661
Series 2016-1, Class AA, 3.10%, 7/7/2028	729	708
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,015	976
Series 2018-1, Class AA, 3.50%, 3/1/2030	7,454	7,222
Series 2018-1, Class A, 3.70%, 3/1/2030	772	738
Series 2019-1, Class AA, 4.15%, 8/25/2031	997	970

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-1, Class A, 4.55%, 8/25/2031	1,190	1,149
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,275	1,164
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,420	6,574
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	12,489	12,791
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 (a)	10,426	10,401
Upstart Frn Series 2025-TE, 6.80%, 3/29/2029 ‡ (a)	24,000	23,970
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	—
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	5,813	5,884
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 ‡ (a)	24,929	24,365
vMobo, Inc. 9.46%, 7/18/2027 ‡	55,000	53,740
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (h)	148	148
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,681	1,709
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	3,990	4,059
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,254
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,312
Wolf Energy Asset Issuer LLC
5.70%, 7/25/2050 ‡	6,854	6,854
6.61%, 7/25/2050 ‡	3,953	3,953
Ygrene 11.00%, 5/1/2028 ‡	13,084	12,328
Total Asset-Backed Securities (Cost $3,327,276)		3,291,250
U.S. Treasury Obligations — 11.5%
U.S. Treasury Bonds
1.13%, 5/15/2040	96,228	60,428
1.13%, 8/15/2040	109,111	67,832
1.38%, 11/15/2040	61,230	39,326
2.25%, 5/15/2041	46,603	33,800
2.00%, 11/15/2041	45,879	31,590
3.13%, 11/15/2041	40,953	33,276
4.00%, 11/15/2042	136,621	122,826
3.63%, 8/15/2043	11,821	10,021
4.38%, 8/15/2043	25,275	23,663
3.75%, 11/15/2043	63,896	54,968
4.75%, 11/15/2043	110,957	108,660
3.38%, 5/15/2044	47,111	38,204
2.50%, 2/15/2045	66,979	46,610
4.88%, 8/15/2045	150,340	148,455
3.00%, 2/15/2047	141,111	104,334
3.00%, 8/15/2048	93,566	68,040
3.38%, 11/15/2048	101,186	78,609
1.88%, 2/15/2051	30,232	16,630
2.38%, 5/15/2051	174,542	108,128
2.25%, 2/15/2052	28,956	17,266
4.50%, 11/15/2054	204,598	188,981

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
1.13%, 10/31/2026 (m)	165,946	164,130
0.50%, 8/31/2027	183,364	175,736
3.63%, 8/31/2029	345,545	340,821
4.13%, 11/30/2029	58,850	58,924
3.63%, 8/31/2030	245,935	241,208
3.88%, 3/31/2031	22,365	22,108
4.25%, 11/15/2034	214,794	212,923
4.63%, 2/15/2035	46,970	47,775
U.S. Treasury STRIPS Bonds
4.69%, 5/15/2031 (n)	141,586	115,187
5.23%, 11/15/2033 (n)	30,160	21,841
5.23%, 5/15/2040 (n)	63,558	32,040
3.34%, 8/15/2040 (n)	37,081	18,396
3.26%, 8/15/2041 (n)	129,383	60,429
4.26%, 2/15/2042 (n)	10,407	4,716
3.81%, 5/15/2042 (n)	18,492	8,264
3.96%, 11/15/2042 (n)	7,625	3,304
2.45%, 11/15/2043 (n)	24,977	10,194
Total U.S. Treasury Obligations (Cost $3,232,022)		2,939,643
Commercial Mortgage-Backed Securities — 11.2%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (i)	23,414	19,902
Acrc (France) 5.25%, 11/15/2026 ‡ (a)	24,000	23,388
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (i)	7,518	6,759
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (i)	7,519	6,877
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	7,455
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	6,187
Series 2025-FRR5, Class C736, 1.26%, 9/27/2052 ‡ (a) (i)	10,609	10,513
Series 2025-FRR5, Class D736, 1.26%, 9/27/2052 ‡ (a) (i)	10,608	10,495
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	9,201
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	8,973	8,379
BOFAS Re-REMIC Trust
Series 2026-FRR7, Class BGX1, 3.59%, 10/27/2037 (a) (i)	8,920	8,564
Series 2026-FRR8, Class D124, 1.23%, 12/27/2053 ‡ (a) (i)	8,775	6,911
Series 2026-FRR8, Class C124, 1.43%, 12/27/2053 ‡ (a) (i)	5,394	4,368
Series 2026-FRR8, Class D129, 1.34%, 4/27/2054 ‡ (a) (i)	10,000	7,771
Series 2026-FRR8, Class C129, 1.47%, 4/27/2054 ‡ (a) (i)	4,957	3,899
BWAY Mortgage Trust Series 2013-1515, Class F, 3.93%, 3/10/2033 (a) (i)	4,854	4,235
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	13,753
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,517
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	11,375
Series 2021-FRR1, Class BK58, 2.37%, 9/29/2029 (a) (i)	10,863	10,668
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.25%, 12/15/2047 (a) (i)	899	885
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.82%, 4/10/2033 (a) (i)	23,201	22,702
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (a) (i)	8,802	2

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	12,399
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (i)	28,800	28,298
DLIC Re-REMIC Trust Series 2025-FRR1, Class BGX1, 3.59%, 10/27/2037 ‡ (a) (i)	9,390	9,031
FHLMC Series 2025-MN11, Class M2, 6.26%, 7/25/2045 (a) (i)	15,955	15,848
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.31%, 9/25/2043 (a) (i)	11,110	11,866
Series 2025-MN12, Class M2, 6.36%, 11/25/2045 (a) (i)	18,100	18,023
Series 2026-MN13, Class M2, 6.56%, 3/25/2046 (a) (i)	27,500	27,563
Series 2021-MN1, Class M2, 7.36%, 1/25/2051 (a) (i)	54,613	56,545
Series 2021-MN3, Class M1, 5.91%, 11/25/2051 (a) (i)	1,229	1,229
Series 2021-MN3, Class M2, 7.61%, 11/25/2051 (a) (i)	9,418	9,729
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.11%, 5/25/2052 (a) (i)	6,067	6,650
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	2,653	2,644
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,387
Series KJ26, Class A2, 2.61%, 7/25/2027	4,654	4,614
Series K070, Class A2, 3.30%, 11/25/2027 (i)	5,868	5,796
Series W5FX, Class AFX, 3.21%, 4/25/2028 (i)	9,620	9,442
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (i)	170,657	4,182
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	46,109
Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,381
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,121
Series K128, Class X3, IO, 2.78%, 4/25/2031 (i)	12,474	1,388
Series K142, Class AM, 2.40%, 3/25/2032	21,356	19,053
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,325
Series K146, Class A2, 2.92%, 6/25/2032	13,105	12,025
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,528
Series K-152, Class A2, 3.78%, 11/25/2032 (i)	34,000	32,606
Series K-160, Class A2, 4.50%, 8/25/2033 (i)	34,000	33,800
Series KX04, Class XFX, IO, 1.33%, 1/25/2034 (i)	108,632	3,365
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	28,283
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (i)	4,320	958
Series Q014, Class X, IO, 2.73%, 10/25/2055 (i)	19,700	2,737
FNMA ACES
Series 2016-M7, Class A2, 2.50%, 9/25/2026	2,927	2,919
Series 2017-M1, Class A2, 2.42%, 10/25/2026 (i)	6,140	6,098
Series 2017-M3, Class A2, 2.48%, 12/25/2026 (i)	8,517	8,443
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (i)	3,632	3,606
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (i)	5,977	5,918
Series 2018-M2, Class A2, 2.93%, 1/25/2028 (i)	22,194	21,745
Series 2018-M7, Class A2, 3.03%, 3/25/2028 (i)	24,538	24,084
Series 2018-M4, Class A2, 3.07%, 3/25/2028 (i)	6,609	6,491
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (i)	9,387	9,233
Series 2018-M14, Class A2, 3.58%, 8/25/2028 (i)	31,667	31,186
Series 2020-M38, Class X2, IO, 1.97%, 11/25/2028 (i)	28,748	899
Series 2017-M5, Class A2, 3.02%, 4/25/2029 (i)	12,910	12,511
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,004	14,534
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (i)	25,032	24,058

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (i)	4,157	3,993
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,540	4,409
Series 2020-M50, Class X1, IO, 1.82%, 10/25/2030 (i)	75,038	2,110
Series 2026-M10, Class A1, 1.85%, 6/25/2031 (i)	20,496	18,920
Series 2026-M9, Class A1, 1.57%, 10/25/2031 (i)	20,093	18,093
Series 2022-M2S, Class A2, 3.76%, 8/25/2032 (i)	13,417	12,900
Series 2026-M9, Class A, 1.57%, 1/25/2033 (i)	20,195	17,862
Series 2026-M9, Class A2, 1.57%, 1/25/2033 (i)	94,362	79,513
Series 2023-M8, Class A2, 4.48%, 3/25/2033 (i)	32,285	32,201
Series 2023-M1S, Class A2, 4.50%, 4/25/2033 (i)	6,868	6,847
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	53,116
Series 2026-M10, Class X1, IO, 0.00%, 7/25/2035	161,465	24
Series 2026-M10, Class A2, 1.85%, 7/25/2035 (i)	116,999	99,082
Series 2026-M10, Class PS, 1.85%, 7/25/2035 (i)	23,970	20,889
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	19,070
FREMF Mortgage Trust
Series 2018-KHG1, Class C, 3.90%, 12/25/2027 (a) (i)	32,247	30,941
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	10,423
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	97,004	141
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	27
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	553,625	987
Series 2021-KHG3, Class CFX, 2.40%, 9/25/2028 (a) (i)	26,000	23,682
Series 2021-KHG3, Class CFL, 9.05%, 9/25/2028 (a) (i)	18,002	18,071
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	45,674
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	302
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,510	51,612
Series 2019-KBF3, Class C, 8.51%, 1/25/2029 (a) (i)	8,342	8,085
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (i)	3,500	3,268
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	10,224
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	806,543	1,751
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	139,850	299
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	19,526
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	77
Series 2019-KS11, Class C, 4.82%, 6/25/2029 (a) (i)	21,859	19,659
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	456
Series 2019-KC07, Class C, 3.58%, 10/25/2029 (a) (i)	27,300	23,233
Series 2020-K107, Class D, 3.51%, 2/25/2030 (a) (i)	41,999	34,728
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	18,648
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	303
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	19,200	13,601
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	222,675	718
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	19,200	67
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	10,337
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	96,245	162
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	32
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	18,141
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	265,175	661
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	85

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KW10, Class B, 3.63%, 10/25/2032 (a) (i)	8,902	8,248
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	427,439	1,831
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	21,000
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	264
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	27,727
Series 2018-K159, Class C, PO, 11/25/2033 (a)	32,953	18,937
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	22,000	123
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	27,467
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	15,863
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	22,975	11,975
Series 21K-1519, Class C, PO, 12/25/2035 (a)	52,000	25,449
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	52,000	350
Series 2016-K56, Class B, 3.84%, 6/25/2049 (a) (i)	3,445	3,435
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	47,699
Series 2017-K69, Class D, PO, 10/25/2049 (a)	61,000	54,096
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	228,310	270
Series 2017-K68, Class B, 3.84%, 10/25/2049 (a) (i)	9,147	9,023
Series 2016-K59, Class B, 3.56%, 11/25/2049 (a) (i)	4,576	4,551
Series 2017-K61, Class C, 3.70%, 12/25/2049 (a) (i)	5,189	5,139
Series 2017-K63, Class B, 3.88%, 2/25/2050 (a) (i)	11,547	11,477
Series 2017-K63, Class C, 3.88%, 2/25/2050 (a) (i)	4,854	4,814
Series 2018-K74, Class B, 4.09%, 2/25/2051 (a) (i)	9,707	9,538
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	46,338
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	27,185
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	60,676
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	59,792
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	896,255	2,708
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	735
Series 2019-K98, Class B, 3.74%, 10/25/2052 (a) (i)	10,678	10,282
Series 2020-K740, Class D, PO, 11/25/2052 (a)	38,200	34,209
Series 2020-K740, Class X2A, IO, 0.10%, 11/25/2052 (a)	395,153	378
Series 2020-K740, Class X2B, IO, 0.10%, 11/25/2052 (a)	93,600	104
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	44,771
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	659,181	1,813
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	473
Series 2020-K109, Class D, PO, 5/25/2053 (a)	37,171	25,671
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	41,158
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	365,811	1,099
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	90,000	288
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	34,545
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	495,418	1,595
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	386
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	31,721
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	478,351	1,585
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	345
Series 2020-K739, Class D, PO, 11/25/2053 (a)	40,021	34,641
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	383,580	290
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	98

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,131	55,361
Series 2021-K126, Class D, PO, 1/25/2054 (a)	42,427	29,074
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	709
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	432,696	1,531
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	111,000	423
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	434,947	1,358
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	16,395
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1D, PO, 11/29/2050 ‡ (a)	2,134	1,980
Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	7,012
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	14,300	11,567
Series 2021-FRR2, Class BK78, 2.34%, 9/27/2051 (a) (i)	5,734	5,136
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	29,641
HCFT 7.25%, 1/13/2027 ‡	28,011	27,764
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	26,269
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 6.98%, 10/25/2049 (a) (i)	27,844	28,115
Series 2020-01, Class M10, 7.48%, 3/25/2050 (a) (i)	38,879	39,454
Series 2023-01, Class M10, 10.11%, 11/25/2053 (a) (i)	55,430	63,317
Series 2025-01, Class M1, 6.01%, 5/25/2055 (a) (i)	15,985	16,207
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.59%, 12/18/2051 ‡ (a) (i)	8,882	7,718
PRM7 Trust Series 2025-PRM7, Class E, 6.62%, 11/10/2042 (a) (i)	13,390	13,342
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (h)	20,384	20,247
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (h)	33,333	33,079
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	15,769
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.20%, 2/13/2053 (a) (i)	50,402	1,698
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	30,590	26,628
SMRT Series 2022-MINI, Class E, 6.33%, 1/15/2039 (a) (i)	3,000	2,993
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.22%, 3/15/2045 (a) (i)	5,887	5,372
WHARF Commercial Mortgage Trust Series 2025-DC, Class D, 6.61%, 7/15/2040 (a) (i)	6,095	6,274
Total Commercial Mortgage-Backed Securities (Cost $2,891,865)		2,877,001
Collateralized Mortgage Obligations — 3.9%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (h)	9,350	9,372
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (h)	39,010	39,306
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (h)	12,000	12,079
Al, 5.59%, 10/25/2029 ‡	40,000	40,000
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	—	—
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	9
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	149	151
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	104	82
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	420	315
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	270	146

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	110	50
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (i)	—	—
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (i)	10,735	10,762
10.14%, 3/25/2031 ‡ (i)	7,500	7,578
Series 2025-RTL1, Class M1, 7.96%, 5/25/2040 (a) (i)	7,600	7,609
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	418	412
Series 2005-7, Class 30, PO, 11/25/2035	16	16
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.78%, 7/25/2034 (i)	32	31
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.25%, 10/25/2033 (i)	8	8
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (h)	8,691	8,767
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.14%, 6/25/2035 (i)	168	169
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A25, 5.75%, 4/25/2034	48	48
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	53	52
Series 2005-22, Class 2A1, 4.78%, 11/25/2035 (i)	112	93
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (i)	22	21
Series 2004-HYB4, Class AA, 4.03%, 12/25/2034 (i)	14	13
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	57
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	43
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	158	171
5.77%, 1/10/2033 (a)	215	216
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (h)	12,000	9,664
Series 2017-4, Class MT, 3.50%, 6/25/2057	7,371	6,707
Series 2018-4, Class HZ, 3.00%, 3/25/2058	13,053	9,195
Series 2019-3, Class MT, 3.50%, 10/25/2058	31,639	28,536
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11,385	10,677
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,680	31,801
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,961	23,354
Series 2021-1, Class BXS, 11.62%, 9/25/2060 (a) (i)	10,069	7,626
Series 2021-2, Class BXS, 12.76%, 11/25/2060 (a) (i)	4,716	3,529
Series 2022-1, Class MTU, 3.25%, 11/25/2061	24,514	21,192
Series 2023-1, Class MT, 3.00%, 10/25/2062	21,024	17,604
Series 2024-2, Class MT, 3.50%, 5/25/2064	35,696	31,270
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	4	—
Series 4060, Class TB, 2.50%, 6/15/2027	674	668
Series 2022, Class PE, 6.50%, 1/15/2028	1	1
Series 2036, Class PG, 6.50%, 1/15/2028	7	7
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	2	—
Series 2091, Class PG, 6.00%, 11/15/2028	30	30

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2116, Class ZA, 6.00%, 1/15/2029	8	8
Series 2148, Class ZA, 6.00%, 4/15/2029	2	2
Series 2995, Class FT, 4.01%, 5/15/2029 (i)	14	13
Series 2530, Class SK, IF, IO, 4.34%, 6/15/2029 (i)	47	2
Series 2201, Class C, 8.00%, 11/15/2029	3	3
Series 3648, Class CY, 4.50%, 3/15/2030	77	77
Series 2293, Class ZA, 6.00%, 3/15/2031	10	11
Series 2310, Class Z, 6.00%, 4/15/2031	2	2
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	15	14
Series 2330, Class PE, 6.50%, 6/15/2031	27	28
Series 2410, Class QB, 6.25%, 2/15/2032	68	69
Series 2534, Class SI, IF, 11.29%, 2/15/2032 (i)	8	9
Series 2427, Class GE, 6.00%, 3/15/2032	171	175
Series 2430, Class WF, 6.50%, 3/15/2032	114	118
Series 2594, Class IV, IO, 7.00%, 3/15/2032	18	2
Series 2643, Class SA, IF, 21.08%, 3/15/2032 (i)	2	2
Series 2466, Class DH, 6.50%, 6/15/2032	12	13
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,358	89
Series 2543, Class YX, 6.00%, 12/15/2032	74	76
Series 2557, Class HL, 5.30%, 1/15/2033	39	39
Series 2586, IO, 6.50%, 3/15/2033	67	5
Series 2610, Class UI, IO, 6.50%, 5/15/2033	60	7
Series 2764, Class S, IF, 4.36%, 7/15/2033 (i)	9	9
Series 2656, Class AC, 6.00%, 8/15/2033	28	29
Series 2733, Class SB, IF, 4.63%, 10/15/2033 (i)	77	75
Series 3005, Class PV, IF, 6.82%, 10/15/2033 (i)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	69	71
Series 3611, PO, 7/15/2034	18	16
Series 2845, Class QH, 5.00%, 8/15/2034	52	53
Series 2912, Class EH, 5.50%, 1/15/2035	288	294
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	9	9
Series 3031, Class BN, IF, 6.94%, 8/15/2035 (i)	143	143
Series 3117, Class EO, PO, 2/15/2036	35	31
Series 3134, PO, 3/15/2036	11	10
Series 3152, Class MO, PO, 3/15/2036	69	61
Series 3184, Class YO, PO, 3/15/2036	166	144
Series 3138, PO, 4/15/2036	14	12
Series 3187, Class Z, 5.00%, 7/15/2036	334	336
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (i)	7	8
Series 3201, Class IN, IF, IO, 2.49%, 8/15/2036 (i)	67	4
Series 3202, Class HI, IF, IO, 2.89%, 8/15/2036 (i)	243	20
Series 3855, Class AM, 6.50%, 11/15/2036	28	29
Series 3274, Class B, 6.00%, 2/15/2037	42	44
Series 3292, Class DO, PO, 3/15/2037	18	16
Series 3305, Class IW, IF, IO, 2.69%, 4/15/2037 (i)	91	4
Series 3306, Class TC, IF, 5.97%, 4/15/2037 (i)	7	7

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3306, Class TB, IF, 6.51%, 4/15/2037 (i)	8	8
Series 3331, PO, 6/15/2037	17	15
Series 3605, Class NC, 5.50%, 6/15/2037	208	213
Series 3383, Class OP, PO, 11/15/2037	29	25
Series 3409, Class DB, 6.00%, 1/15/2038	131	136
Series 3546, Class A, 5.87%, 2/15/2039 (i)	25	26
Series 3531, Class SM, IF, IO, 2.34%, 5/15/2039 (i)	9	1
Series 3572, Class JS, IF, IO, 3.04%, 9/15/2039 (i)	17	1
Series 3592, Class BZ, 5.00%, 10/15/2039	798	802
Series 3609, Class SA, IF, IO, 2.58%, 12/15/2039 (i)	121	7
Series 3610, Class CA, 4.50%, 12/15/2039	68	67
Series 3653, Class HJ, 5.00%, 4/15/2040	33	33
Series 3677, Class PB, 4.50%, 5/15/2040	452	452
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (i)	68	66
Series 4796, Class CZ, 4.00%, 5/15/2048	8,935	8,376
Series 4830, Class WZ, 4.00%, 9/15/2048	9,093	8,516
Series 4995, Class QE, 1.25%, 7/25/2050	29,112	22,515
Series 5354, PO, 10/25/2053	2,643	1,816
FHLMC, STRIPS
Series 186, PO, 8/1/2027	6	6
Series 262, Class 35, 3.50%, 7/15/2042	1,250	1,164
Series 279, Class 35, 3.50%, 9/15/2042	329	306
Series 323, Class 300, 3.00%, 1/15/2044	1,250	1,134
Series 334, Class 300, 3.00%, 8/15/2044	1,207	1,096
Series 406, PO, 10/25/2053	10,306	8,792
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.11%, 10/25/2037 (i)	161	147
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 4.79%, 9/25/2034 (i)	22	22
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.33%, 12/25/2034 (i)	34	34
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	5	5
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	53	54
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	51	51
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	115	118
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	12	12
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	23	23
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	47	48
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,475	94,184
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (i)	4,391	13
Series 2002-T4, IO, 0.40%, 12/25/2041 (i)	11,435	242
Series 2002-T4, Class A2, 7.00%, 12/25/2041	135	139
Series 2002-T4, Class A4, 9.50%, 12/25/2041	234	252
Series 2002-T19, Class A1, 6.50%, 7/25/2042	202	210
Series 2002-T16, Class A2, 7.00%, 7/25/2042	256	268
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	66	68
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	70	70
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	88	91
Series 2004-T3, Class 14, IO, 0.62%, 2/25/2044 (i)	1,606	6

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 1997-11, Class E, 7.00%, 3/18/2027	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	—	—
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	38	—
Series 1997-42, Class EG, 8.00%, 7/18/2027	2	2
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	464	7
Series 1999-47, Class JZ, 8.00%, 9/18/2029	12	12
Series 2000-8, Class Z, 7.50%, 2/20/2030	19	19
Series 2001-36, Class ST, IF, IO, 4.77%, 11/25/2030 (i)	29	2
Series 2001-14, Class Z, 6.00%, 5/25/2031	11	11
Series 2001-16, Class Z, 6.00%, 5/25/2031	12	13
Series 2001-72, Class SB, IF, IO, 3.77%, 12/25/2031 (i)	74	4
Series 2001-81, Class HE, 6.50%, 1/25/2032	136	141
Series 2002-19, Class SC, IF, 7.60%, 3/17/2032 (i)	—	—
Series 2002-56, Class PE, 6.00%, 9/25/2032	185	189
Series 2002-86, Class PG, 6.00%, 12/25/2032	132	135
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,403	87
Series 2003-25, Class KP, 5.00%, 4/25/2033	341	338
Series 2003-22, Class Z, 6.00%, 4/25/2033	98	101
Series 2003-47, Class PE, 5.75%, 6/25/2033	112	115
Series 2003-64, Class SX, IF, 4.34%, 7/25/2033 (i)	7	7
Series 2003-91, Class SD, IF, 6.29%, 9/25/2033 (i)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	3,239	3,357
Series 2004-72, Class F, 4.23%, 9/25/2034 (i)	13	13
Series 2005-19, Class PB, 5.50%, 3/25/2035	598	611
Series 2005-42, Class PS, IF, 7.68%, 5/25/2035 (i)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	11
Series 2005-53, Class CS, IF, IO, 2.97%, 6/25/2035 (i)	79	3
Series 2005-65, Class KO, PO, 8/25/2035	18	17
Series 2005-72, Class WS, IF, IO, 3.02%, 8/25/2035 (i)	29	2
Series 2005-84, Class XM, 5.75%, 10/25/2035	17	18
Series 2005-90, Class ES, IF, 7.56%, 10/25/2035 (i)	9	9
Series 2005-106, Class US, IF, 10.90%, 11/25/2035 (i)	5	5
Series 2006-9, Class KZ, 6.00%, 3/25/2036	79	82
Series 2006-22, Class AO, PO, 4/25/2036	39	35
Series 2006-27, Class OB, PO, 4/25/2036	342	285
Series 2006-27, Class OH, PO, 4/25/2036	7	7
Series 2006-20, Class IB, IF, IO, 2.86%, 4/25/2036 (i)	78	7
Series 2011-19, Class ZY, 6.50%, 7/25/2036	70	74
Series 2006-77, Class PC, 6.50%, 8/25/2036	32	33
Series 2006-110, PO, 11/25/2036	39	34
Series 2006-128, PO, 1/25/2037	44	38
Series 2007-10, Class Z, 6.00%, 2/25/2037	14	15
Series 2007-22, Class SC, IF, IO, 2.35%, 3/25/2037 (i)	4	—
Series 2007-54, Class IB, IF, IO, 2.68%, 6/25/2037 (i)	1,338	132
Series 2007-109, Class YI, IF, IO, 2.72%, 12/25/2037 (i)	666	66
Series 2008-91, Class SI, IF, IO, 2.27%, 3/25/2038 (i)	118	4
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (i)	289	37

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-62, Class SM, IF, IO, 2.47%, 7/25/2038 (i)	269	16
Series 2009-29, Class LA, 1.06%, 5/25/2039 (i)	136	123
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	80	11
Series 2009-112, Class ST, IF, IO, 2.52%, 1/25/2040 (i)	147	13
Series 2009-112, Class SW, IF, IO, 2.52%, 1/25/2040 (i)	96	8
Series 2010-10, Class NT, 5.00%, 2/25/2040	358	362
Series 2010-49, Class SC, IF, 5.21%, 3/25/2040 (i)	51	49
Series 2010-35, Class SB, IF, IO, 2.69%, 4/25/2040 (i)	135	8
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,246	1,183
Series 2011-126, Class KB, 4.00%, 12/25/2041	4,227	4,148
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,137	4,849
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,240	3,949
Series 2007-71, Class GZ, 6.00%, 7/25/2047	51	54
Series 2019-20, Class H, 3.50%, 5/25/2049	5,089	4,616
Series 2025-18, Class MA, 0.50%, 9/25/2054	62,121	52,610
Series 2026-40, Class DT, 0.25%, 6/25/2056	24,000	19,315
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.85%, 6/25/2029 (i)	1,675	29
Series 2001-W3, Class A, 7.00%, 9/25/2041 (i)	71	71
Series 2002-W10, IO, 0.91%, 8/25/2042 (i)	933	38
Series 2003-W4, Class 2A, 4.96%, 10/25/2042 (i)	37	37
Series 2004-W11, Class 11, IO, 0.34%, 5/25/2044 (i)	5,728	187
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	141	130
Series 380, Class S36, IF, IO, 4.17%, 7/25/2037 (i)	51	6
Series 383, Class 68, IO, 6.50%, 9/25/2037	31	6
Series 383, Class 86, IO, 7.00%, 9/25/2037 (i)	18	3
Series 383, Class 69, IO, 6.50%, 10/25/2037 (i)	42	7
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.03%, 6/19/2035 (i)	15	14
GNMA
Series 2014-60, Class W, 4.08%, 2/20/2029 (i)	44	44
Series 2003-52, Class SB, IF, 5.01%, 6/16/2033 (i)	18	17
Series 2003-101, Class SK, IF, IO, 2.82%, 10/17/2033 (i)	222	1
Series 2004-2, Class SA, IF, 6.73%, 1/16/2034 (i)	75	75
Series 2004-19, Class KE, 5.00%, 3/16/2034	631	630
Series 2004-86, Class SP, IF, IO, 2.38%, 9/20/2034 (i)	8	—
Series 2004-90, Class SI, IF, IO, 2.38%, 10/20/2034 (i)	117	3
Series 2010-31, Class SK, IF, IO, 2.38%, 11/20/2034 (i)	81	—
Series 2004-105, Class SN, IF, IO, 2.38%, 12/20/2034 (i)	270	1
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	19	2
Series 2006-26, Class S, IF, IO, 2.78%, 6/20/2036 (i)	219	1
Series 2006-33, Class PK, 6.00%, 7/20/2036	66	67
Series 2009-81, Class A, 5.75%, 9/20/2036	33	33
Series 2007-7, Class EI, IF, IO, 2.48%, 2/20/2037 (i)	317	17
Series 2007-9, Class CI, IF, IO, 2.48%, 3/20/2037 (i)	212	11
Series 2007-17, Class JO, PO, 4/16/2037	23	19
Series 2007-16, Class KU, IF, IO, 2.93%, 4/20/2037 (i)	198	1
Series 2007-22, Class PK, 5.50%, 4/20/2037	330	333

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-26, Class SC, IF, IO, 2.48%, 5/20/2037 (i)	68	—
Series 2007-24, Class SA, IF, IO, 2.79%, 5/20/2037 (i)	304	12
Series 2009-16, Class SJ, IF, IO, 3.08%, 5/20/2037 (i)	324	10
Series 2008-34, Class OC, PO, 6/20/2037	67	51
Series 2009-106, Class XL, IF, IO, 3.03%, 6/20/2037 (i)	93	3
Series 2009-79, Class OK, PO, 11/16/2037	47	39
Series 2007-67, Class SI, IF, IO, 2.79%, 11/20/2037 (i)	65	—
Series 2008-40, Class SA, IF, IO, 2.66%, 5/16/2038 (i)	175	7
Series 2008-40, Class PS, IF, IO, 2.76%, 5/16/2038 (i)	81	4
Series 2008-50, Class SA, IF, IO, 2.51%, 6/20/2038 (i)	500	25
Series 2008-49, Class PH, 5.25%, 6/20/2038	354	353
Series 2008-55, Class PL, 5.50%, 6/20/2038	334	334
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	136	1
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	40	1
Series 2009-72, Class SM, IF, IO, 2.51%, 8/16/2039 (i)	110	7
Series 2010-157, Class OP, PO, 12/20/2040	111	95
Series 2015-157, Class GA, 3.00%, 1/20/2045	166	160
Series 2025-6, Class GA, 3.50%, 1/20/2048	51,162	48,792
Series 2022-83, Class GZ, 3.00%, 5/20/2052	16,280	13,179
Series 2012-H11, Class FA, 4.48%, 2/20/2062 (i)	480	481
Series 2012-H18, Class FA, 4.33%, 8/20/2062 (i)	54	54
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 4.78%, 8/20/2063 (i)	126	127
Series 2013-H23, Class FA, 5.08%, 9/20/2063 (i)	175	176
Series 2015-H02, Class HA, 2.50%, 1/20/2065	67	64
Series 2015-H04, Class FL, 4.25%, 2/20/2065 (i)	687	686
Series 2015-H23, Class FB, 4.30%, 9/20/2065 (i)	773	773
Series 2015-H32, Class FH, 4.44%, 12/20/2065 (i)	84	85
Series 2016-H16, Class FD, 5.16%, 6/20/2066 (i)	1,205	1,215
Series 2016-H17, Class FC, 4.61%, 8/20/2066 (i)	967	972
Series 2017-H08, Class XI, IO, 2.20%, 3/20/2067 (i)	3,888	163
Series 2017-H11, Class XI, IO, 1.76%, 5/20/2067 (i)	12,633	438
Series 2017-H14, Class XI, IO, 1.85%, 6/20/2067 (i)	5,529	138
Series 2017-H14, Class AI, IO, 2.26%, 6/20/2067 (i)	4,299	176
Series 2017-H23, Class FA, 4.26%, 10/20/2067 (i)	4,563	4,557
Series 2019-H09, Class FA, 4.28%, 5/20/2069 (i)	3,928	3,924
Series 2021-H10, Class AF, 5.13%, 6/20/2071 (i)	22,074	22,615
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (h)	18,652	18,088
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	26	26
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	27	27
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	38	38
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	12	12
Series 2005-5F, Class 8A1, 4.20%, 6/25/2035 (i)	6	6
Series 2005-5F, Class 8A3, 4.20%, 6/25/2035 (i)	4	4
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.11%, 10/25/2034 (a) (i)	10,656	10,914
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (h)	20,000	20,209

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Impac CMB Trust
Series 2004-10, Class 3A1, 4.40%, 3/25/2035 (i)	57	56
Series 2004-10, Class 3A2, 4.50%, 3/25/2035 (i)	37	37
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	3	2
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	14	14
Series 2006-A2, Class 5A3, 6.31%, 11/25/2033 (i)	16	16
Series 2006-A2, Class 4A1, 6.25%, 8/25/2034 (i)	40	41
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	14	14
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	144	130
Series 2007-A1, Class 5A2, 5.81%, 7/25/2035 (i)	9	9
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 6.78%, 7/16/2030 (a) (i)	20,000	20,036
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.02%, 4/21/2034 (i)	10	10
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	125	122
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	132	133
Series 2004-7, Class 30, PO, 8/25/2034	12	8
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	7	7
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	21	18
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	6	4
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 4.63%, 7/25/2029 (i)	14	14
Series 2004-D, Class A3, 5.73%, 9/25/2029 (i)	5	5
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (a) (h)	10,119	10,134
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (i)	71	70
Series 2004-7AR, Class 2A6, 5.23%, 9/25/2034 (i)	17	17
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (i)	51	44
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	11,142	11,155
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	15,200	15,268
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	49,868	49,899
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (h)	13,629	13,628
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	35
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	20	20
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (h)	2,519	2,488
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.36%, 9/25/2032 (a) (i)	7,188	7,429
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	475	416
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	7
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	36
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	8	7
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	23,204	19,872

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-2, Class MTU, 3.25%, 6/25/2065	33,258	28,083
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 4.86%, 10/25/2034 (a) (i)	31,140	31,696
Sequoia Mortgage Trust Series 2004-8, Class A2, 4.76%, 9/20/2034 (i)	82	78
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 4.83%, 10/25/2034 (i)	11	11
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.08%, 9/25/2033 (i)	161	156
Series 2003-37A, Class 2A, 5.05%, 12/25/2033 (i)	24	24
Series 2003-37A, Class 1A, 5.46%, 12/25/2033 (i)	324	325
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (h)	767	761
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (i)	32,231	28,802
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,297
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	9	9
Series 1998-1, Class 2E, 7.00%, 3/15/2028	85	86
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	16	16
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.18%, 8/25/2033 (i)	39	38
Series 2003-AR9, Class 1A6, 5.28%, 9/25/2033 (i)	30	30
Series 2004-AR3, Class A1, 4.90%, 6/25/2034 (i)	12	11
Series 2004-AR3, Class A2, 4.90%, 6/25/2034 (i)	108	103
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	88	86
Series 2004-AR11, Class A, 5.89%, 10/25/2034 (i)	74	69
Series 2005-AR2, Class 2A21, 4.36%, 1/25/2045 (i)	9	9
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	182	168
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	63	64
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 6.49%, 7/25/2034 (i)	19	19
Series 2004-U, Class A1, 6.50%, 10/25/2034 (i)	45	45
Total Collateralized Mortgage Obligations (Cost $1,038,579)		1,007,676
Foreign Government Securities — 1.4%
Arab Republic of Egypt
7.60%, 3/1/2029 (k)	1,400	1,446
8.63%, 2/4/2030 (a)	1,613	1,724
5.88%, 2/16/2031 (k)	1,600	1,557
7.63%, 5/29/2032 (k)	4,900	5,024
9.45%, 2/4/2033 (a)	1,938	2,148
7.30%, 9/30/2033 (k)	2,500	2,492
7.63%, 5/20/2034 (a)	8,841	8,885
8.50%, 1/31/2047 (k)	5,800	5,514
8.70%, 3/1/2049 (k)	2,500	2,394
8.88%, 5/29/2050 (k)	3,600	3,525
Argentine Republic
4.12%, 7/9/2035 (h)	29,440	22,684
3.50%, 7/9/2041 (h)	8,900	6,389
Benin Government Bond 7.96%, 2/13/2038 (a)	4,189	4,419
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	4,143	4,631

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	4,067
6.00%, 2/22/2033 (k)	5,243	5,274
5.88%, 1/30/2060 (a)	3,545	3,105
Federal Republic of Nigeria
6.13%, 9/28/2028 (a)	4,080	4,117
9.13%, 1/13/2046 (a)	9,070	10,136
Federative Republic of Brazil 7.13%, 5/13/2054	5,000	5,005
Hashemite Kingdom of Jordan
5.75%, 11/12/2032 (a)	11,892	11,684
7.38%, 10/10/2047 (k)	4,000	3,918
Islamic Republic of Pakistan
7.38%, 4/8/2031 (a)	9,000	8,841
8.88%, 4/8/2051 (a)	8,000	7,730
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,849
Plurinational State of Bolivia 9.45%, 5/14/2031 (a)	5,100	4,973
Republic of Angola
8.00%, 11/26/2029 (a)	657	668
9.88%, 10/15/2035 (a)	4,800	5,120
9.88%, 3/31/2037 (a)	3,700	3,878
Republic of Colombia
6.13%, 1/21/2031	2,669	2,658
7.50%, 2/2/2034	1,491	1,550
7.75%, 11/7/2036	2,090	2,188
Republic of Congo
8.75%, 4/16/2032 (a)	7,020	7,097
9.50%, 5/26/2036 (k)	5,489	5,477
9.50%, 4/16/2037 (a)	3,750	3,824
Republic of Costa Rica 7.30%, 11/13/2054 (a)	2,925	3,266
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (k)	8,166	8,124
8.08%, 4/1/2036 (a)	6,350	6,910
8.25%, 1/30/2037 (a)	1,468	1,616
6.75%, 2/25/2041 (a)	7,483	7,151
Republic of Ecuador
8.75%, 1/29/2034 (a)	3,556	3,607
6.90%, 7/31/2035 (a) (h)	15,557	14,279
9.25%, 1/29/2039 (a)	13,681	14,064
5.00%, 7/31/2040 (a) (h)	6,311	5,273
Republic of El Salvador 9.65%, 11/21/2054 (a)	8,725	9,797
Republic of Guatemala 6.25%, 8/15/2036 (a)	4,546	4,729
Republic of Honduras 8.63%, 11/27/2034 (a)	4,900	5,584
Republic of Kenya
7.88%, 10/9/2033 (a)	4,080	4,020
9.50%, 3/5/2036 (a)	7,034	7,341
8.80%, 10/9/2038 (a)	5,750	5,737
Republic of Montenegro 7.25%, 3/12/2031 (a)	2,200	2,321

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Paraguay
5.60%, 3/13/2048 (k)	1,589	1,491
5.40%, 3/30/2050 (k)	11,431	10,404
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	7,525
7.30%, 4/20/2052	2,000	1,998
7.95%, 11/19/2054 (a)	6,371	6,785
7.25%, 12/11/2055 (a)	4,998	4,924
Republic of Srpska International Government Bond 6.38%, 5/8/2033 (a)	EUR2,350	2,722
Romania Government Bond 6.00%, 9/24/2044 (a)	EUR8,293	9,320
Suriname Government International Bond
7.70%, 11/6/2030 (a)	5,190	5,358
8.50%, 11/6/2035 (a)	8,515	9,122
Total Foreign Government Securities (Cost $329,861)		343,459
Loan Assignments — 0.8% (o)
Aerospace & Defense — 0.0% ^
VSE Corp., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.47%, 5/5/2033 (c)	624	625
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 1/31/2031 (c)	6,348	6,339
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 5/31/2030 (c)	8,759	8,760
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 3/28/2031 (c)	3,211	3,141
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 3/19/2029 (c)	5,083	5,087
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 5.90%, 2/10/2032 (c)	3,564	3,564
		20,552
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 12/20/2029 (c)	3,828	3,838
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 2/18/2030 (c)	5,072	4,801
		8,639
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (15.83% (PIK)), 15.24%, 6/30/2026 ‡ (b) (i)	39	37
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (c)	1,604	341
(3-MONTH CME TERM SOFR + 7.25%), 11.02%, 12/29/2028 ‡ (c)	1,093	—
(3-MONTH CME TERM SOFR + 12.13% (PIK)), 15.79%, 1/2/2029 ‡ (b) (c)	293	279
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.13% (PIK)), 9.79%, 1/2/2029 ‡ (b) (c)	312	296
		953
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 5.87%, 1/26/2033 (c)	991	992
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.15%, 1/30/2031 (c)	3,466	3,456
Financial Services — 0.0% ^
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 6.69%, 4/16/2029 (c)	1,446	1,441

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 5.67%, 8/15/2030 (c)	3,302	3,311
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 8/15/2030 (c)	604	606
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.45%, 4/10/2031 (c)	6,304	6,294
		10,211
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 3/14/2031 (c)	1,166	1,169
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.62%, 11/25/2032 (c)	1,175	1,164
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (3-MONTH CME TERM SOFR + 4.25%), 7.91%, 9/19/2030 (c)	1,047	1,047
Asurion LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 3.75%), 7.41%, 2/23/2033 (c)	3,496	3,408
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.92%, 6/20/2030 (c)	4,335	4,343
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.95%, 9/27/2030 (c)	5,196	5,194
		13,992
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.50%), 6.20%, 2/3/2031 (c)	3,872	3,864
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 5/3/2028 (c)	1,433	1,385
(1-MONTH CME TERM SOFR + 4.25%), 7.87%, 12/31/2031 (c)	2,425	2,090
		7,339
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2026 ‡ (g) (i)	123	1
Machinery — 0.0% ^
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/8/2031 (c)	2,599	2,610
Media — 0.0% ^
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.69%, 12/9/2030 (c)	8,319	8,243
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 7.73%, 8/23/2028 (c)	1,096	1,097
		9,340
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.37%, 11/22/2032 (c)	8,491	8,528
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 5.94%, 8/16/2030 (c)	4,400	4,404
		12,932
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.93%, 4/20/2028 (c)	7,787	7,751
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.48%, 5/17/2028 (c)	3,657	3,005
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.15%, 8/15/2028 (c)	3,498	3,467
		6,472
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 9.87%, 10/8/2030 (c)	2,337	2,254
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.40%, 10/29/2032 (c)	1,511	1,510
		3,764

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.65%, 1/27/2031 (c)	12,641	12,645
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.35%), 6.86%, 2/1/2029 (c)	10,152	10,103
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 9.40%, 2/15/2029 (c)	4,173	4,168
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.37%, 11/25/2031 (c)	8,049	7,988
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.12%, 1/30/2032 (c)	9,855	9,481
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.44%, 11/13/2031 (c)	6,526	6,231
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 5.91%, 2/10/2031 (c)	9,218	8,897
		36,765
Specialty Retail — 0.0% ^
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	132	132
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.95%, 1/31/2031 (c)	2,588	2,517
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 6.90%, 10/19/2029 (c)	5,624	5,581
		8,230
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.45%, 8/26/2031 (c)	4,718	4,721
Total Loan Assignments (Cost $197,527)		192,206
Municipal Bonds — 0.1% (p)
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	859
Virginia — 0.1%
FHLMC Multifamily ML Certificates, Class B, Zero Coupon, 5/25/2033 (a)	23,057	13,765
Total Municipal Bonds (Cost $14,642)		14,624
	SHARES (000)
Common Stocks — 0.0% ^
Aerospace & Defense — 0.0% ^
Incora Intermediate LLC ‡ *	113	1,379
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	8
MYT Holding LLC ‡ *	935	234
NMG Parent LLC, Escrow ‡ *	9	4
		246
Containers & Packaging — 0.0% ^
Ardagh Holdings SA (Luxembourg) ‡ * (a)	68	459
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	1,551	3
Keenova Therapeutics plc	16	1,491
Par Health, Inc.	16	62
		1,556

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	4	76
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	1,211
iHeartMedia, Inc., Class A *	127	545
		1,756
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	21	3,600
Specialty Retail — 0.0% ^
Neiman Marcus Group, Inc. ‡ *	2	1
Total Common Stocks (Cost $8,747)		9,073
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $1,987)	2,070	2,677
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Media — 0.0% ^
SES SA (Luxembourg) ‡ * (Cost $—) (l)	70	1,059
	SHARES (000)
Short-Term Investments — 5.8%
Investment Companies — 5.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (q) (r) (Cost $1,489,609)	1,489,405	1,489,703
Total Investments — 100.6% (Cost $26,302,414)		25,770,253
Liabilities in Excess of Other Assets — (0.6)%		(143,731)
NET ASSETS — 100.0%		25,626,522

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2026.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2026. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $4,161 or 0.02% of the Fund’s net assets as of May 31, 2026.

(g)	Defaulted security.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2026.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(l)	Value is zero.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of May 31, 2026.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of May 31, 2026.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	7,733	09/21/2026	USD	849,784	7,698
U.S. Treasury 10 Year Ultra Note	2,923	09/21/2026	USD	327,970	4,700
U.S. Treasury Long Bond	2,791	09/21/2026	USD	313,726	6,417
U.S. Treasury Ultra Bond	7,815	09/21/2026	USD	895,794	18,358
U.S. Treasury 2 Year Note	9,737	09/30/2026	USD	2,011,908	4,156
U.S. Treasury 5 Year Note	14,747	09/30/2026	USD	1,581,961	8,065
					49,394

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of May 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	2,302	USD	2,681	HSBC Bank, NA	6/30/2026	8
USD	2,693	EUR	2,302	HSBC Bank, NA	6/30/2026	5
Total unrealized appreciation						13
USD	12,616	EUR	10,842	BNP Paribas	6/30/2026	(46)
Total unrealized depreciation						(46)
Net unrealized depreciation						(33)

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,972,246	$1,319,004	$3,291,250
Collateralized Mortgage Obligations	—	940,562	67,114	1,007,676
Commercial Mortgage-Backed Securities	—	2,730,948	146,053	2,877,001
Common Stocks
Aerospace & Defense	—	—	1,379	1,379
Broadline Retail	—	—	246	246
Containers & Packaging	—	—	459	459
Financial Services	—	1,553	3	1,556
Health Care Equipment & Supplies	—	76	—	76
Media	1,756	—	—	1,756
Oil, Gas & Consumable Fuels	3,600	—	—	3,600
Specialty Retail	—	—	1	1
Total Common Stocks	5,356	1,629	2,088	9,073
Corporate Bonds
Aerospace & Defense	—	80,267	1,231	81,498
Automobile Components	—	40,891	—	40,891
Automobiles	—	52,018	—	52,018
Banks	—	1,785,473	—	1,785,473
Beverages	—	16,281	—	16,281
Biotechnology	—	143,763	—	143,763
Broadline Retail	—	48,481	—	48,481
Building Products	—	69,987	—	69,987
Capital Markets	—	648,903	—	648,903
Chemicals	—	99,667	—	99,667
Commercial Services & Supplies	—	55,342	70,808	126,150
Construction & Engineering	—	28,037	—	28,037
Construction Materials	—	5,590	—	5,590
Consumer Finance	—	265,066	—	265,066
Consumer Staples Distribution & Retail	—	18,381	—	18,381
Containers & Packaging	—	81,579	—	81,579
Distributors	—	13,148	—	13,148
Diversified	—	—	16,822	16,822
Diversified Consumer Services	—	9,185	—	9,185
Diversified REITs	—	7,934	—	7,934
Diversified Telecommunication Services	—	313,366	—	313,366
Electric Utilities	—	652,067	—	652,067
Electrical Equipment	—	19,787	—	19,787
Electronic Equipment, Instruments & Components	—	22,547	—	22,547
Energy Equipment & Services	—	40,472	—	40,472
Entertainment	—	31,942	—	31,942
Financial Services	—	226,349	186,136	412,485
Food Products	—	187,383	—	187,383

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Gas Utilities	$—	$13,843	$—	$13,843
Ground Transportation	—	101,994	—	101,994
Health Care Equipment & Supplies	—	62,697	—	62,697
Health Care Providers & Services	—	172,345	37,902	210,247
Health Care REITs	—	11,408	—	11,408
Health Care Technology	—	17,827	—	17,827
Hotel & Resort REITs	—	8,412	—	8,412
Hotels, Restaurants & Leisure	—	167,402	—	167,402
Household Durables	—	25,294	—	25,294
Household Products	—	9,717	—	9,717
Independent Power and Renewable Electricity Producers	—	44,718	—	44,718
Industrial REITs	—	6,250	—	6,250
Insurance	—	76,717	—	76,717
Interactive Media & Services	—	103,200	—	103,200
IT Services	—	34,650	—	34,650
Machinery	—	20,699	—	20,699
Marine Transportation	—	7,168	—	7,168
Media	—	187,561	—	187,561
Metals & Mining	—	121,509	—	121,509
Mortgage Real Estate Investment Trusts (REITs)	—	159,600	—	159,600
Multi-Utilities	—	146,539	—	146,539
Oil, Gas & Consumable Fuels	—	907,408	—	907,408
Passenger Airlines	—	27,947	—	27,947
Personal Care Products	—	11,929	—	11,929
Pharmaceuticals	—	72,083	—	72,083
Professional Services	—	1,892	—	1,892
Real Estate Management & Development	—	601	47,056	47,657
Residential REITs	—	15,723	—	15,723
Retail REITs	—	10,885	—	10,885
Semiconductors & Semiconductor Equipment	—	122,673	—	122,673
Software	—	156,220	—	156,220
Specialized REITs	—	40,102	—	40,102
Specialty Retail	—	54,672	— (a)	54,672
Technology Hardware, Storage & Peripherals	—	21,703	—	21,703
Tobacco	—	154,655	—	154,655
Trading Companies & Distributors	—	46,519	—	46,519
Water Utilities	—	4,046	—	4,046
Wireless Telecommunication Services	—	45,301	—	45,301
Total Corporate Bonds	—	8,157,815	359,955	8,517,770
Foreign Government Securities	—	343,459	—	343,459
Loan Assignments
Aerospace & Defense	—	625	—	625
Automobile Components	—	6,339	—	6,339
Building Products	—	20,552	—	20,552
Chemicals	—	8,639	—	8,639
Consumer Staples Distribution & Retail	—	—	953	953
Containers & Packaging	—	992	—	992

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Diversified Consumer Services	$—	$3,456	$—	$3,456
Financial Services	—	1,441	—	1,441
Ground Transportation	—	10,211	—	10,211
Hotels, Restaurants & Leisure	—	1,169	—	1,169
Independent Power and Renewable Electricity Producers	—	1,164	—	1,164
Insurance	—	13,992	—	13,992
IT Services	—	7,339	—	7,339
Leisure Products	—	—	1	1
Machinery	—	2,610	—	2,610
Media	—	9,340	—	9,340
Oil, Gas & Consumable Fuels	—	12,932	—	12,932
Passenger Airlines	—	7,751	—	7,751
Personal Care Products	—	6,472	—	6,472
Pharmaceuticals	—	3,764	—	3,764
Professional Services	—	12,645	—	12,645
Semiconductors & Semiconductor Equipment	—	10,103	—	10,103
Software	—	36,765	—	36,765
Specialty Retail	—	8,098	132	8,230
Textiles, Apparel & Luxury Goods	—	4,721	—	4,721
Total Loan Assignments	—	191,120	1,086	192,206
Mortgage-Backed Securities	—	5,069,998	14,114	5,084,112
Municipal Bonds	—	14,624	—	14,624
Preferred Stocks	—	—	2,677	2,677
Rights	—	—	1,059	1,059
U.S. Treasury Obligations	—	2,939,643	—	2,939,643
Short-Term Investments
Investment Companies	1,489,703	—	—	1,489,703
Total Investments in Securities	$1,495,059	$22,362,044	$1,913,150	$25,770,253
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$13	$—	$13
Futures Contracts	49,394	—	—	49,394
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(46)	$—	$(46)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$49,394	$(33)	$—	$49,361

(a)	Value is zero.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2026	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2026
Investments in Securities:
Asset-Backed Securities	$1,025,264	$1,527	$(9,462)	$217	$315,420	$(71,185)	$65,926	$(8,703)	$—	$1,319,004
Collateralized Mortgage Obligations	29,034	—	(155)	— (b)	40,000	(1,765)	—	—	—	67,114
Commercial Mortgage-Backed Securities	177,218	(26)	(43)	90	23,507	(40,552)	—	—	(14,141)	146,053
Common Stocks	3,681	—	(121)	—	—	(1,472)	—	—	—	2,088
Corporate Bonds	215,124	— (b)	88	(25)	158,989	(14,221)	—	—	—	359,955
Loan Assignments	987	(3)	(55)	4	2,913	(2,760)	—	—	—	1,086
Mortgage-Backed Securities	—	—	(27)	—	—	—	—	—	14,141	14,114
Preferred Stocks	2,640	—	37	—	—	—	—	—	—	2,677
Rights	1,055	—	4	—	—	—	—	—	—	1,059
Total	$1,455,003	$1,498	$(9,734)	$286	$540,829	$(131,955)	$65,926	$(8,703)	$—	$1,913,150

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Commercial Mortgage-Backed Securities and Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2026, which were valued using significant unobservable inputs (level 3) amounted to $(11,560).
There were no significant transfers into or out of level 3 for the period ended May 31, 2026.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$34,644	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.17% - 7.22% (6.69%)

Commercial Mortgage-Backed Securities	34,644
	62,761	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	7.15% - 22.05% (9.00%)

Asset-Backed Securities	62,761
	1,231	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)
			Liquidity Discount	60.00% (60.00%)

Corporate Bonds	1,231
	599	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.22%)

Loan Assignments	599
	1,379	Market Comparable Companies	EBITDA Multiple (b)	12.42x (12.42x)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	12	Terms of Restructuring	Expected Recovery	$0.00 - $124.50 ($82.31)

Common Stocks	1,391
Total	$100,626

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2026, the value of these investments was $1,812,524.The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$1,550,277	$1,365,491	$1,425,721	$(140)	$(204)	$1,489,703	1,489,405	$10,974	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.